UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Jeffrey Mortimer
The Laudus Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	73,061,822	83,061,212
—%	Rights	—	—
1.2%	Other Investment Company	1,037,319	1,037,319

99.2%	Total Investments	74,099,141	84,098,531
0.8%	Other Assets and Liabilities, Net		714,461

100.0%	Net Assets		84,812,992

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 9.3%

Banks 0.4%
National Australia Bank Ltd.	15,132	369,283

Food & Staples Retailing 2.8%
Wesfarmers Ltd.	83,862	2,344,352

Insurance 2.7%
QBE Insurance Group Ltd.	100,099	2,284,295

Telecommunication Services 3.4%
Telstra Corp., Ltd.	954,395	2,934,172

		7,932,102

Finland 1.0%

Materials 1.0%
UPM-Kymmene Oyj	71,119	845,520

France 15.0%

Banks 2.0%
Societe Generale	24,422	1,696,839

Capital Goods 2.6%
Compagnie de Saint-Gobain	40,052	2,172,674

Energy 4.0%
Total S.A.	53,143	3,413,372

Food & Staples Retailing 3.5%
Carrefour S.A.	62,790	3,011,836

Telecommunication Services 2.9%
France Telecom S.A.	97,895	2,446,227

		12,740,948

Germany 5.1%

Telecommunication Services 1.5%
Deutsche Telekom AG - Reg’d	88,472	1,297,868

Utilities 3.6%
RWE AG	31,121	3,020,055

		4,317,923

Hong Kong 1.2%

Utilities 1.2%
Hongkong Electric Holdings Ltd.	187,000	1,018,640

Italy 2.4%

Banks 2.4%
Intesa Sanpaolo *	452,021	2,034,104

Japan 19.2%

Automobiles & Components 2.8%
Toyota Motor Corp.	56,800	2,394,743

Food & Staples Retailing 2.0%
Seven & I Holdings Co., Ltd.	83,400	1,702,897

Household & Personal Products 3.1%
Kao Corp.	111,900	2,622,568

Insurance 2.1%
Tokio Marine Holdings, Inc.	64,700	1,765,611

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Takeda Pharmaceutical Co., Ltd.	64,200	2,645,119

Technology Hardware & Equipment 3.5%
CANON, Inc.	70,000	2,977,692

Telecommunication Services 2.6%
KDDI Corp.	407	2,155,761

		16,264,391

Netherlands 2.0%

Media 2.0%
Reed Elsevier N.V.	136,684	1,677,024

Singapore 6.0%

Banks 4.5%
Oversea-Chinese Banking Corp., Ltd.	327,864	2,111,162
United Overseas Bank Ltd.	119,000	1,656,451

		3,767,613

Telecommunication Services 1.5%
Singapore Telecommunications Ltd.	592,000	1,303,948

		5,071,561

Spain 7.9%

Banks 2.0%
Banco Santander S.A.	99,818	1,649,459

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 2.9%
Telefonica S.A.	88,118	2,466,339

Utilities 3.0%
Iberdrola S.A.	267,612	2,564,461

		6,680,259

Switzerland 5.8%

Insurance 1.4%
Zurich Financial Services AG - Reg’d	5,342	1,167,888

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Novartis AG - Reg’d	68,274	3,728,390

		4,896,278

Taiwan 2.6%

Semiconductors & Semiconductor Equipment 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,085,154	2,187,099

United Kingdom 20.5%

Energy 8.0%
BP plc	351,395	3,393,134
Royal Dutch Shell plc, A Share	111,744	3,367,069

		6,760,203

Food, Beverage & Tobacco 4.2%
Unilever plc	110,255	3,534,266

Insurance 1.8%
Aviva plc	238,242	1,515,495

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
GlaxoSmithKline plc	165,449	3,508,496

Telecommunication Services 2.4%
Vodafone Group plc	896,874	2,076,903

		17,395,363

Total Common Stock (Cost $73,061,822)		83,061,212

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	7,434	—

Total Rights (Cost $—)		—

Other Investment Company 1.2% of net assets

United States 1.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,037,319	1,037,319

Total Other Investment Company (Cost $1,037,319)		1,037,319

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $74,247,964 and the unrealized appreciation and depreciation were $10,790,634 and ($940,067), respectively, with a net unrealized appreciation of $9,850,567.

At 12/31/09, the values of certain foreign securities held by the fund aggregating $83,061,212 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$83,061,212	$—	$83,061,212
Rights	—	—	—	—
Other Investment Company	1,037,319	—	—	1,037,319

Total	$1,037,319	$83,061,212	$—	$84,098,531

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46277DEC09

 3

Laudus Trust
Laudus Mondrian Global Equity Fund

Portfolio Holdings as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	4,904,737	4,335,066
	—%	Rights	—	—
1.4%		Other Investment Company	61,460	61,460

100.1%		Total Investments	4,966,197	4,396,526
(0	.1)%	Other Assets and Liabilities, Net		(3,224)

100.0%		Net Assets		4,393,302

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 3.9%

Insurance 1.0%
QBE Insurance Group Ltd.	1,979	45,161

Materials 1.2%
Amcor Ltd.	9,273	51,626

Telecommunication Services 1.7%
Telstra Corp., Ltd.	24,896	76,540

		173,327

Canada 1.6%

Telecommunication Services 1.6%
BCE, Inc.	2,600	72,095

Finland 0.5%

Materials 0.5%
UPM-Kymmene Oyj	1,700	20,211

France 9.5%

Banks 1.7%
Societe Generale	1,099	76,358

Energy 3.4%
Total S.A.	2,301	147,793

Food & Staples Retailing 2.5%
Carrefour S.A.	2,320	111,283

Telecommunication Services 1.9%
France Telecom S.A.	3,282	82,012

		417,446

Germany 4.4%

Telecommunication Services 2.1%
Deutsche Telekom AG - Reg’d	6,079	89,178

Utilities 2.3%
RWE AG	1,051	101,991

		191,169

Italy 3.0%

Banks 3.0%
Intesa Sanpaolo *	9,855	44,348
UniCredit S.p.A. *	26,248	87,767

		132,115

Japan 9.7%

Food & Staples Retailing 1.2%
Seven & I Holdings Co., Ltd.	2,600	53,088

Insurance 1.3%
Tokio Marine Holdings, Inc.	2,100	57,307

Materials 1.2%
NItto Denko Corp.	1,500	53,886

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Astellas Pharma, Inc.	1,600	59,694
Takeda Pharmaceutical Co., Ltd.	1,800	74,162

		133,856

Technology Hardware & Equipment 2.0%
Canon, Inc.	2,100	89,331

Transportation 0.9%
West Japan Railway Co.	11	36,879

		424,347

Netherlands 2.5%

Diversified Financials 1.6%
ING Groep N.V. CVA *	7,488	72,112

Media 0.9%
Reed Elsevier N.V.	3,221	39,520

		111,632

Singapore 3.3%

Banks 1.5%
Oversea-Chinese Banking Corp., Ltd.	10,494	67,572

Capital Goods 0.6%
Singapore Technologies Engineering Ltd.	11,000	25,317

Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	24,000	52,863

		145,752

 1

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Spain 3.5%

Telecommunication Services 1.0%
Telefonica S.A.	1,555	43,523

Utilities 2.5%
Iberdrola S.A.	11,585	111,016

		154,539

Switzerland 4.6%

Insurance 1.4%
Zurich Financial Services AG - Reg’d	277	60,559

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	2,552	139,363

		199,922

Taiwan 1.7%

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	37,184	74,943

United Kingdom 16.3%

Consumer Services 1.0%
Compass Group plc	6,191	44,306

Energy 6.0%
BP plc	15,112	145,924
Royal Dutch Shell plc, A Share	3,972	119,685

		265,609

Food, Beverage & Tobacco 2.9%
Unilever plc	3,918	125,593

Insurance 0.7%
Aviva plc	4,511	28,695

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
GlaxoSmithKline plc	6,994	148,314

Telecommunication Services 2.3%
Vodafone Group plc	44,174	102,294

		714,811

United States 34.2%

Banks 1.1%
Wells Fargo & Co.	1,755	47,368

Capital Goods 4.0%
3M Co.	1,100	90,937
General Electric Co.	5,700	86,241

		177,178

Diversified Financials 1.7%
Bank of America Corp.	4,950	74,547

Energy 3.0%
Chevron Corp.	1,700	130,883

Food, Beverage & Tobacco 6.0%
ConAgra Foods, Inc.	3,800	87,590
General Mills, Inc.	1,000	70,810
H.J. Heinz Co.	2,500	106,900

		265,300

Materials 1.7%
Alcoa, Inc.	4,700	75,764

Media 1.3%
CBS Corp., Class B	3,900	54,795

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Johnson & Johnson	1,700	109,497
Merck & Co., Inc.	3,200	116,928
Pfizer, Inc.	6,465	117,598

		344,023

Retailing 2.1%
Genuine Parts Co.	2,400	91,104

Software & Services 2.3%
Microsoft Corp.	3,300	100,617

Telecommunication Services 3.2%
AT&T, Inc.	2,200	61,666
Verizon Communications, Inc.	2,400	79,512

		141,178

		1,502,757

Total Common Stock (Cost $4,904,737)		4,335,066

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	3,366	—

Total Rights (Cost $—)		—

Other Investment Company 1.4% of net assets

United States 1.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	61,460	61,460

Total Other Investment Company (Cost $61,460)		61,460

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $4,966,213 and the unrealized appreciation and depreciation were $167,612 and ($737,299), respectively, with a net unrealized depreciation of ($569,687).

At 12/31/09, the values of certain foreign securities held by the fund aggregating $2,760,214 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CVA —	Dutch Certificate.
Reg’d —	Registered

2

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$2,760,214	$—	$2,760,214
Canada(a)	72,095	—	—	72,095
United States(a)	1,502,757	—	—	1,502,757
Other Investment Company	61,460	—	—	61,460

Total	$1,636,312	$2,760,214	$—	$4,396,526

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Investments.

REG46278DEC09

 3

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

93.7%		Common Stock	72,187,195	83,434,010
3.1%		Preferred Stock	1,812,772	2,793,581
3.6%		Other Investment Company	3,202,044	3,202,044

100.4%		Total Investments	77,202,011	89,429,635
(0	.4)%	Other Assets and Liabilities, Net		(337,897)

100.0%		Net Assets		89,091,738

	Number	Value
Security	of Shares	($)

Common Stock 93.7% of net assets

Brazil 10.4%

Materials 1.5%
Vale S.A. ADR	54,600	1,355,172

Software & Services 3.9%
Redecard S.A.	206,900	3,446,353

Transportation 2.8%
Companhia de Concessoes Rodoviarias	108,200	2,479,091

Utilities 2.2%
CPFL Energia S.A. ADR	32,600	2,014,028

		9,294,644

Chile 3.5%

Utilities 3.5%
Enersis S.A. ADR	135,600	3,099,816

China 20.4%

Banks 7.1%
China Construction Bank Corp., Class H	3,985,000	3,403,769
Industrial & Commercial Bank of China Ltd., Class H	3,575,000	2,944,238

		6,348,007

Capital Goods 2.4%
Beijing Enterprises Holdings Ltd.	301,500	2,183,692

Food, Beverage & Tobacco 3.3%
China Yurun Food Group Ltd.	992,000	2,942,709

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	224,000	1,658,549

Telecommunication Services 2.2%
China Mobile Ltd.	211,500	1,967,902

Transportation 3.5%
China Merchants Holdings International Co., Ltd.	464,000	1,496,834
China Shipping Development Co., Ltd., Class H	1,066,000	1,585,382

		3,082,216

		18,183,075

Columbia 2.3%

Banks 2.3%
Bancolombia S.A. ADR	45,300	2,061,603

Czech Republic 4.5%

Banks 2.7%
Komercni Banka A/S	10,992	2,355,342

Utilities 1.8%
CEZ A/S	34,277	1,609,419

		3,964,761

Egypt 3.4%

Telecommunication Services 3.4%
Orascom Telecom Holding S.A.E. - Reg’d GDR	46,730	1,062,421
Telecom Egypt	594,660	1,976,120

		3,038,541

India 2.2%

Telecommunication Services 2.2%
Bharti Airtel Ltd.	280,222	1,986,887

Indonesia 2.3%

Utilities 2.3%
PT Perusahaan Gas Negara	4,992,500	2,063,031

Kazahkstan 2.2%

Energy 2.2%
KazMunaiGas Exploration Production GDR	77,990	1,941,951

Malaysia 1.9%

Telecommunication Services 1.9%
Maxis Berhad *	1,085,300	1,702,121

Mexico 2.0%

Media 2.0%
Grupo Televisa S.A. ADR	85,900	1,783,284

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	38,900	2,204,463

Poland 1.7%

Banks 1.7%
Bank Pekao S.A. *	27,188	1,526,506

Republic of Korea 5.4%

Banks 2.1%
KB Financial Group, Inc. *	30,073	1,531,325
KB Financial Group, Inc. ADR *	6,250	317,812

		1,849,137

Food, Beverage & Tobacco 3.3%
KT&G Corp.	53,103	2,936,803

		4,785,940

Russia 3.8%

Energy 3.8%
Gazprom ADR	70,300	1,792,650
LUKOIL ADR	28,500	1,633,050

		3,425,700

South Africa 2.6%

Energy 2.6%
Sasol	57,173	2,291,152

Taiwan 14.6%

Banks 1.8%
Chinatrust Financial Holding Co., Ltd.	2,650,327	1,647,611

Semiconductors & Semiconductor Equipment 6.7%
MediaTek, Inc.	139,550	2,424,619
Taiwan Semiconductor Manufacturing Co., Ltd.	1,746,719	3,520,465

		5,945,084

Technology Hardware & Equipment 3.1%
Asustek Computer, Inc.	1,414,069	2,723,600

Telecommunication Services 3.0%
Chunghwa Telecom Co., Ltd. ADR	142,643	2,648,881

		12,965,176

Thailand 2.3%

Energy 2.3%
PTT PCL	282,300	2,082,957

Turkey 5.7%

Energy 2.6%
Tupras-Turkiye Petrol Rafinerileri A/S	116,639	2,314,235

Telecommunication Services 3.1%
Turkcell Iletisim Hizmetleri A/S	383,235	2,718,167

		5,032,402

Total Common Stock (Cost $72,187,195)		83,434,010

Preferred Stock 3.1% of net assets

Brazil 1.7%

Banks 1.7%
Itausa - Investimentos Itau S.A.	224,544	1,528,344

Republic of Korea 1.4%

Automobiles & Components 1.4%
Hyundai Motor Co.	34,460	1,265,237

Total Preferred Stock (Cost $1,812,772)		2,793,581

Other Investment Company 3.6% of net assets

United States 3.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	3,202,044	3,202,044

Total Other Investment Company (Cost $3,202,044)		3,202,044

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $80,115,674 and the unrealized appreciation and depreciation were $10,826,816 and ($1,512,855) respectively, with a net unrealized appreciation of $9,313,961.

At 12/31/09, the values of certain foreign securities held by the fund aggregating $48,256,503 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$19,903,280	$—	$19,903,280
Brazil(a)	9,294,644	—	—	9,294,644
Chile(a)	3,099,816	—	—	3,099,816
China(a)	—	15,240,366	—	15,240,366
Food, Beverage & Tobacco	2,942,709	—	—	2,942,709
Columbia(a)	2,061,603	—	—	2,061,603
Kazahkstan(a)	1,941,951	—	—	1,941,951
Malaysia(a)	1,702,121	—	—	1,702,121
Mexico(a)	1,783,284	—	—	1,783,284
Philippines(a)	2,204,463	—	—	2,204,463
Republic of Korea(a)	2,936,803	—	—	2,936,803
Banks	317,812	1,531,325	—	1,849,137
Russia(a)	3,425,700	—	—	3,425,700
Taiwan(a)	—	10,316,295	—	10,316,295
Telecommunication Services	2,648,881	—	—	2,648,881

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Thailand(a)	2,082,957	—	—	2,082,957
Preferred Stock(a)
Brazil	1,528,344	—	—	1,528,344
Republic of Korea		1,265,237	—	1,265,237
Other Investment Company	3,202,044	—	—	3,202,044

Total	$41,173,132	$48,256,503	$—	$89,429,635

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Investments.

REG46275DEC09

4

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

58.7%		Government Bonds	150,327,610	152,176,634
10.8%		Government Agency Obligations	27,094,090	27,963,177
11.8%		Corporate Bonds	31,761,860	30,711,816
3.0%		Securitized	7,623,702	7,830,399
12.5%		Supranational	32,021,649	32,494,590
4.0%		Other Investment Company	10,247,144	10,247,144

100.8%		Total Investments	259,076,055	261,423,760
(0	.8)%	Other Assets and Liabilities, Net		(1,999,770)

100.0%		Net Assets		259,423,990

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 58.7% of net assets

Australia 4.2%
Australia Government Bond
6.00%, 02/15/17 (AUD)	500,000	461,782
5.25%, 03/15/19 (AUD)	12,000,000	10,475,645

		10,937,427

Austria 4.5%
Austria Government Bond
3.50%, 07/15/15 (EUR)	2,200,000	3,242,924
6.25%, 07/15/27 (EUR)	4,800,000	8,438,522

		11,681,446

Belgium 1.9%
Belgium Government Bond
5.50%, 09/28/17 (EUR)	2,490,000	4,069,321
5.50%, 03/28/28 (EUR)	600,000	976,241

		5,045,562

Finland 4.5%
Finland Government Bond
5.38%, 07/04/13 (EUR)	7,300,000	11,611,681

France 2.2%
France Government Bond OAT
4.00%, 04/25/14 (EUR)	800,000	1,219,951
5.75%, 10/25/32 (EUR)	2,500,000	4,362,601

		5,582,552

Germany 1.1%
Bundesrepublik Deutschland
4.75%, 07/04/34 (EUR)	1,800,000	2,799,958

Greece 2.1%
Hellenic Republic Government Bond
4.50%, 05/20/14 (EUR)	1,900,000	2,660,197
4.60%, 07/20/18 (EUR)	2,000,000	2,646,339

		5,306,536

Ireland 2.4%
Ireland Government Bond
4.50%, 10/18/18 (EUR)	4,300,000	6,121,935

Italy 7.9%
Italy Government International Bond
2.75%, 06/15/10 (EUR)	2,200,000	3,183,525
4.75%, 02/01/13 (EUR)	2,400,000	3,691,244
4.25%, 08/01/14 (EUR)	3,600,000	5,482,508
4.50%, 02/01/18 (EUR)	2,500,000	3,815,970
4.00%, 02/01/37 (EUR)	1,400,000	1,785,902
Republic of Italy
1.80%, 02/23/10 (JPY)	193,000,000	2,075,953
4.50%, 06/08/15 (JPY)	45,000,000	552,001

		20,587,103

Japan 7.4%
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	400,000,000	4,398,694
0.90%, 06/20/13 (JPY)	155,000,000	1,699,150
1.60%, 09/20/13 (JPY)	440,000,000	4,948,045
2.00%, 03/20/16 (JPY)	600,000,000	6,969,999
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	100,000,000	1,112,354

		19,128,242

Mexico 4.7%
Mexican Bonos
9.00%, 12/20/12 (MXN)	24,600,000	1,994,213
7.75%, 12/14/17 (MXN)	27,500,000	2,093,717
8.50%, 12/13/18 (MXN)	21,000,000	1,671,389
8.00%, 12/07/23 (MXN)	86,500,000	6,396,583

		12,155,902

 1

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Netherlands 2.9%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	4,900,000	7,543,898

Poland 4.0%
Poland Government Bond
5.25%, 04/25/13 (PLN)	2,600,000	906,934
5.00%, 10/24/13 (PLN)	3,300,000	1,131,600
6.25%, 10/24/15 (PLN)	5,000,000	1,770,639
5.50%, 10/25/19 (PLN)	3,700,000	1,222,465
5.75%, 09/23/22 (PLN)	16,300,000	5,430,328

		10,461,966

Slovenia 4.3%
Slovenia Government Bond
4.38%, 02/06/19 (EUR)	7,600,000	11,237,627

Sweden 4.6%
Sweden Government Bond
3.00%, 07/12/16 (SEK)	47,000,000	6,579,967
4.25%, 03/12/19 (SEK)	35,900,000	5,394,832

		11,974,799

Total Government Bonds (Cost $150,327,610)		152,176,634

Government Agency Obligations 10.8% of net assets

Germany 2.1%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	400,000,000	4,349,282
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY)	110,000,000	1,187,837

		5,537,119

Japan 4.4%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	550,000,000	6,230,086
Japan Finance Org. for Municipal Enterprises
1.55%, 02/21/12 (JPY)	350,000,000	3,852,935
1.35%, 11/26/13 (JPY)	120,000,000	1,330,238

		11,413,259

Spain 4.3%
Instituto de Credito Oficial
1.50%, 09/20/12 (JPY)	1,000,000,000	11,012,799

Total Government Agency Obligations (Cost $27,094,090)		27,963,177

Corporate Bonds 11.8% of net assets

Netherlands 1.1%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	200,000,000	2,234,269
ING Bank N.V.
6.13%, 05/29/10 (EUR) (a)(b)	490,000	727,067

		2,961,336

Norway 4.0%
Eksportfinans ASA
1.80%, 06/21/10 (JPY)	555,000,000	5,984,465
1.60%, 03/20/14 (JPY)	410,000,000	4,419,451

		10,403,916

Philippines 4.3%
Asian Development Bank
2.35%, 06/21/27 (JPY)	990,000,000	11,030,674

United Kingdom 2.3%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	798,896
Lloyds TSB Bank plc
5.63%, 03/05/13 (EUR) (a)(b)	1,200,000	1,638,953
Royal Bank of Scotland plc
5.38%, 09/30/19 (EUR)	1,830,000	2,565,041
SL Finance plc
6.38%, 07/12/10 (EUR) (a)(b)	290,000	403,258
Standard Chartered Bank
5.88%, 09/26/17 (EUR)	350,000	528,179

		5,934,327

United States 0.1%
Zurich Finance (USA), Inc.
4.50%, 06/15/10 (EUR) (a)(b)	280,000	381,563

Total Corporate Bonds (Cost $31,761,860)		30,711,816

Securitized 3.0% of net assets

France 2.6%
Dexia Municipal Agency
1.55%, 10/31/13 (JPY)	640,000,000	6,803,495

Ireland 0.4%
Depfa ACS Bank
1.65%, 12/20/16 (JPY)	110,000,000	1,026,904

Total Securitized (Cost $7,623,702)		7,830,399

2

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Supranational 12.5% of net assets

Finland 4.3%
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	1,000,000,000	11,264,133

Luxembourg 4.4%
European Investment Bank
1.40%, 06/20/17 (JPY)	570,000,000	6,280,000
1.90%, 01/26/26 (JPY)	500,000,000	5,204,966

		11,484,966

United States 3.8%
Inter-American Development Bank
6.00%, 05/25/16 (AUD)	11,000,000	9,745,491

Total Supranational (Cost $32,021,649)		32,494,590

Other Investment Company 4.0% of net assets

United States 4.0%
State Street Institutional Liquid Reserves Fund - Institutional Class
0.13%, 01/04/10 (USD)	10,247,144	10,247,144

Total Other Investment Company (Cost $10,247,144)		10,247,144

End of Investments.

At 12/31/09 the tax basis cost of the fund’s investments was $259,260,305, and the unrealized appreciation and depreciation were $6,145,947 and ($3,982,492), respectively, with a net appreciation of $2,163,455.

(a)	Variable-rate security.
(b)	Callable security.

AUD —	Australian Dollar
EUR —	Euro Currency
JPY —	Japanese Yen
MXN —	Mexican Peso
PLN —	Polish Zloty
SEK —	Swedish Krona
USD —	U.S. Dollar

In addition to the above, the fund held the following at 12/31/09:

		Amount of		Amount of
	Currency to be	Currency to be	Currency to be	Currency to be	Unrealized
Expiration Date	Received	Received	Delivered	Delivered	Gains / Losses

Forward Foreign Currency Contracts

01/29/2010	GBP	20,703,000	EUR	22,833,696	1,106,048
01/29/2010	GBP	20,703,000	EUR	22,833,696	(403,566)

Net unrealized gains on Forward Foreign Currency Contracts					702,482

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active

 3

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$152,176,634	$—	$152,176,634
Government Agency Obligations(a)	—	27,963,177	—	27,963,177
Corporate Bonds(a)	—	30,711,816	—	30,711,816
Securitized(a)	—	7,830,399	—	7,830,399
Supranational(a)	—	32,494,590	—	32,494,590
Other Investment Company	10,247,144	—	—	10,247,144

Total	$10,247,144	$251,176,616	$—	$261,423,760

Other Financial Instruments
Forward Foreign Currency Contracts*	$1,106,048	$—	$—	$1,106,048

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($403,566)	$—	$—	($403,566)

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are agreements directly between two parties. Also, forwards are not publicly traded. The Fund is subject to the risk of a principal’s failure, inability or refusal to perform with respect to such contracts.

REG46276DEC09

4

Laudus Trust
Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings  as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	84,684,695	97,930,884

99.8%	Total Investments	84,684,695	97,930,884
0.2%	Other Assets and Liabilities, Net		150,192

100.0%	Net Assets		98,081,076

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Johnson Controls, Inc.	29,250	796,770
The Goodyear Tire & Rubber Co. *	13,720	193,452
TRW Automotive Holdings Corp. *	4,796	114,528

		1,104,750

Banks 3.0%
First Citizens BancShares, Inc., Class A	600	98,406
New York Community Bancorp, Inc.	37,400	542,674
PNC Financial Services Group, Inc.	23,700	1,251,123
U.S. Bancorp	17,900	402,929
Wells Fargo & Co.	25,500	688,245

		2,983,377

Capital Goods 6.0%
3M Co.	1,960	162,033
General Electric Co.	97,000	1,467,610
L-3 Communications Holdings, Inc.	12,500	1,086,875
Navistar International Corp. *	5,400	208,710
Northrop Grumman Corp.	13,670	763,469
Oshkosh Corp.	7,350	272,171
Raytheon Co.	35,400	1,823,808
SPX Corp.	1,200	65,640

		5,850,316

Commercial & Professional Supplies 1.5%
Avery Dennison Corp.	10,600	386,794
Cintas Corp.	10,420	271,441
Manpower, Inc.	8,700	474,846
R.R. Donnelley & Sons Co.	16,610	369,905

		1,502,986

Consumer Durables & Apparel 2.6%
Coach, Inc.	32,900	1,201,837
Hasbro, Inc.	11,100	355,866
Jones Apparel Group, Inc.	6,600	105,996
Leggett & Platt, Inc.	13,400	273,360
Newell Rubbermaid, Inc.	26,680	400,467
Phillips-Van Heusen Corp.	4,400	178,992
Whirlpool Corp.	890	71,787

		2,588,305

Consumer Services 0.3%
Career Education Corp. *	600	13,986
Wyndham Worldwide Corp.	15,600	314,652

		328,638

Diversified Financials 5.2%
Ameriprise Financial, Inc.	23,300	904,506
Bank of America Corp.	59,300	893,058
Discover Financial Services	45,400	667,834
JPMorgan Chase & Co.	38,100	1,587,627
The Goldman Sachs Group, Inc.	4,740	800,302
The NASDAQ OMX Group, Inc. *	12,000	237,840

		5,091,167

Energy 5.8%
Arch Coal, Inc.	13,900	309,275
Chevron Corp.	15,100	1,162,549
Exxon Mobil Corp.	22,100	1,506,999
Helix Energy Solutions Group, Inc. *	1,520	17,860
Marathon Oil Corp.	47,770	1,491,379
Nabors Industries Ltd. *	23,940	524,047
Oil States International, Inc. *	4,300	168,947
Plains Exploration & Production Co. *	11,410	315,601
Unit Corp. *	3,500	148,750

		5,645,407

Food & Staples Retailing 2.8%
CVS Caremark Corp.	81,100	2,612,231
Safeway, Inc.	7,500	159,675

		2,771,906

Food, Beverage & Tobacco 8.5%
Coca-Cola Enterprises, Inc.	18,840	399,408
ConAgra Foods, Inc.	46,300	1,067,215
Corn Products International, Inc.	6,400	187,072
Kellogg Co.	10,400	553,280
Lorillard, Inc.	13,920	1,116,802
Philip Morris International, Inc.	78,200	3,768,458
Sara Lee Corp.	74,200	903,756
Tyson Foods, Inc., Class A	27,950	342,946

		8,338,937

Health Care Equipment & Services 6.5%
Boston Scientific Corp. *	109,133	982,197

 1

 Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CIGNA Corp.	18,250	643,678
Health Management Associates, Inc., Class A *	9,240	67,175
Hologic, Inc. *	8,783	127,354
Humana, Inc. *	18,100	794,409
Medtronic, Inc.	2,580	113,468
Omnicare, Inc.	11,200	270,816
UnitedHealth Group, Inc.	39,140	1,192,987
WellPoint, Inc. *	37,060	2,160,227

		6,352,311

Household & Personal Products 1.7%
Avon Products, Inc.	20,590	648,585
Energizer Holdings, Inc. *	6,271	384,287
The Estee Lauder Cos., Inc., Class A	9,900	478,764
The Procter & Gamble Co.	2,520	152,788

		1,664,424

Insurance 3.8%
Cincinnati Financial Corp.	7,590	199,162
CNA Financial Corp. *	1,430	34,320
Everest Re Group Ltd.	5,510	472,097
Loews Corp.	23,650	859,677
Prudential Financial, Inc.	29,000	1,443,040
Unum Group	35,120	685,542

		3,693,838

Materials 3.0%
Celanese Corp., Series A	5,180	166,278
Cytec Industries, Inc.	4,200	152,964
Domtar Corp. *	3,200	177,312
Eastman Chemical Co.	5,880	354,211
International Flavors & Fragrances, Inc.	2,400	98,736
Nalco Holding Co.	12,100	308,671
NewMarket Corp.	800	91,816
PPG Industries, Inc.	12,700	743,458
Rockwood Holdings, Inc. *	2,450	57,722
Sealed Air Corp.	8,570	187,340
The Lubrizol Corp.	5,582	407,207
The Scotts Miracle-Gro Co., Class A	3,900	153,309

		2,899,024

Media 1.4%
The Interpublic Group of Cos., Inc. *	40,700	300,366
The Washington Post Co., Class B	580	254,968
Viacom Inc., Class B *	28,400	844,332

		1,399,666

Pharmaceuticals, Biotechnology & Life Sciences 12.0%
Amgen, Inc. *	54,172	3,064,510
Bristol-Myers Squibb Co.	89,170	2,251,542
Eli Lilly & Co.	3,480	124,271
Forest Laboratories, Inc. *	27,800	892,658
Johnson & Johnson	1,670	107,565
King Pharmaceuticals, Inc. *	27,100	332,517
Merck & Co., Inc.	58,960	2,154,398
Mylan, Inc. *	27,100	499,453
Pfizer, Inc.	126,800	2,306,492

		11,733,406

Retailing 6.7%
Collective Brands, Inc. *	1,340	30,512
Dick’s Sporting Goods, Inc. *	3,250	80,828
Expedia, Inc. *	16,750	430,643
Foot Locker, Inc.	13,380	149,053
GameStop Corp., Class A *	14,100	309,354
Limited Brands, Inc.	29,500	567,580
Netflix, Inc. *	3,500	192,990
Office Depot, Inc. *	23,360	150,672
Priceline.com, Inc. *	3,259	712,091
RadioShack Corp.	14,400	280,800
Staples, Inc.	33,021	811,986
Target Corp.	6,660	322,144
The Gap, Inc.	12,700	266,065
The Home Depot, Inc.	76,600	2,216,038

		6,520,756

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	50,200	485,936
Cypress Semiconductor Corp. *	15,200	160,512
Intersil Corp., Class A	5,800	88,972
LSI Corp. *	66,400	399,064
Maxim Integrated Products, Inc.	6,192	125,698
Micron Technology, Inc. *	28,000	295,680
Novellus Systems, Inc. *	8,500	198,390
ON Semiconductor Corp. *	41,600	366,496
Teradyne, Inc. *	15,300	164,169

		2,284,917

Software & Services 9.9%
Affiliated Computer Services, Inc., Class A *	4,120	245,923
Amdocs Ltd. *	21,300	607,689
CA, Inc.	40,500	909,630
Cadence Design Systems, Inc. *	590	3,534
Computer Sciences Corp. *	15,900	914,727
eBay, Inc. *	12,710	299,193
Electronic Arts, Inc. *	17,410	309,028
Fidelity National Information Services, Inc.	8,720	204,397
Google, Inc., Class A *	3,527	2,186,669
Microsoft Corp.	132,820	4,049,682

		9,730,472

Technology Hardware & Equipment 12.2%
Apple, Inc. *	1,000	210,860
Arrow Electronics, Inc. *	13,500	399,735
Avnet, Inc. *	16,400	494,624
Brocade Communications Systems, Inc. *	33,720	257,284
Cisco Systems, Inc. *	50,260	1,203,225
Harris Corp.	10,430	495,947
Hewlett-Packard Co.	64,910	3,343,514
Ingram Micro, Inc., Class A *	14,200	247,790
International Business Machines Corp.	34,700	4,542,230

2

 Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Juniper Networks, Inc. *	7,860	209,626
Lexmark International, Inc., Class A *	6,780	176,144
Vishay Intertechnology, Inc. *	7,880	65,798
Xerox Corp.	37,690	318,857

		11,965,634

Telecommunication Services 0.9%
CenturyTel, Inc.	24,400	883,524

Utilities 2.6%
Ameren Corp.	22,600	631,670
American Water Works Co., Inc.	610	13,670
CenterPoint Energy, Inc.	24,500	355,495
DTE Energy Co.	8,780	382,720
MDU Resources Group, Inc.	16,400	387,040
NiSource, Inc.	26,500	407,570
ONEOK, Inc.	9,400	418,958

		2,597,123

Total Common Stock (Cost $84,684,695)		97,930,884

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $85,403,418 and the unrealized appreciation and depreciation were $13,431,060 and ($903,594), respectively, with a net unrealized appreciation of $12,527,466.

*	Non-income producing security.

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$97,930,884	$—	$—	$97,930,884

Total	$97,930,884	$—	$—	$97,930,884

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46268DEC09

4

Laudus Trust
Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings  as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Common Stock	307,140,144	343,726,113

100.0%	Total Investments	307,140,144	343,726,113
—%	Other Assets and Liabilities, Net		87,109

100.0%	Net Assets		343,813,222

	Number	Value
Security	of Shares	($)

Common Stock 100.0% of net assets

Automobiles & Components 0.3%
Exide Technologies *	1,420	10,096
Motorcar Parts of America, Inc. *	18,260	93,126
Spartan Motors, Inc.	52,100	293,323
Strattec Security Corp. *	2,368	43,808
The Goodyear Tire & Rubber Co. *	37,900	534,390

		974,743

Banks 6.5%
Astoria Financial Corp.	191,600	2,381,588
Banco Latinoamericano de Exportaciones, S.A., Class E	92,240	1,282,136
BancorpSouth, Inc.	52,900	1,241,034
Bank of Hawaii Corp.	26,900	1,265,914
BNC Bancorp	2,800	21,000
BOK Financial Corp.	13,499	641,472
Brookline Bancorp, Inc.	16,100	159,551
C&F Financial Corp.	530	10,062
Capitol Federal Financial	7,700	242,242
Carolina Bank Holdings, Inc. *	3,800	12,312
Century Bancorp Inc., Class A	5,100	112,353
City National Corp.	6,800	310,080
Commerce Bancshares, Inc.	61,156	2,367,960
Community Bank System, Inc.	10,500	202,755
Community Bankers Trust Corp.	1,629	5,311
Cullen/Frost Bankers, Inc.	26,139	1,306,950
Evans Bancorp, Inc.	3,710	42,943
Federal Agricultural Mortgage Corp., Class C	12,900	90,429
First Citizens BancShares, Inc., Class A	9,500	1,558,095
First Financial Bankshares, Inc.	5,400	292,842
First Niagara Financial Group, Inc.	54,000	751,140
FirstMerit Corp.	40,769	821,088
Harleysville National Corp.	86,564	557,472
Hawthorn Bancshares, Inc.	500	4,770
HF Financial Corp.	3,300	31,020
Hopfed Bancorp, Inc.	2,310	21,945
Horizon Bancorp	6,249	101,359
International Bancshares Corp.	18,328	346,949
Jefferson Bancshares, Inc.	100	449
LSB Financial Corp.	2,983	29,233
MutualFirst Financial, Inc.	262	1,514
NB&T Financial Group, Inc.	1,300	21,450
Peoples Bancorp of North Carolina	1,907	9,726
Premier Financial Bancorp, Inc.	10,735	71,817
Prosperity Bancshares, Inc.	23,300	942,951
QCR Holdings, Inc.	3,510	29,309
Republic Bancorp, Inc., Class A	1,998	41,159
Santander BanCorp *	1,800	22,104
Security National Financial Corp., Class A *	620	2,182
SVB Financial Group *	19,800	825,462
TCF Financial Corp.	29,986	408,409
Teche Holding Co.	2,080	65,957
TF Financial Corp.	2,800	53,116
Tompkins Financial Corp.	2,100	85,050
UMB Financial Corp.	14,010	551,294
United Bancshares, Inc.	4,704	43,277
Valley National Bancorp	130,149	1,839,005
West Coast Bancorp	1,600	3,360
Westamerica Bancorp	18,100	1,002,197

		22,231,793

Capital Goods 6.0%
Aircastle Ltd.	37,060	365,041
Alamo Group, Inc.	740	12,691
Ampco-Pittsburgh Corp.	810	25,539
Apogee Enterprises, Inc.	337	4,718
Crane Co.	82,450	2,524,619
Ducommun, Inc.	22,170	414,801
EnPro Industries, Inc. *	220	5,810
Federal Signal Corp.	89,430	538,369
Interline Brands, Inc. *	23,640	408,263
Lawson Products, Inc.	7,500	132,375
Layne Christensen Co. *	1,020	29,284
MFRI, Inc. *	10,900	74,120
Mueller Industries, Inc.	3,310	82,220
Navistar International Corp. *	86,570	3,345,930
Oshkosh Corp.	90,496	3,351,067
Primoris Services Corp.	16,500	131,505
Rush Enterprises, Inc., Class A *	72,395	860,777
Seaboard Corp.	426	574,674
SIFCO Industries, Inc.	6,662	95,200
SL Industries, Inc. *	10,500	87,990
The L.S. Starrett Co., Class A	1,052	9,268
The Shaw Group, Inc. *	110,990	3,190,962
Thomas & Betts Corp. *	77,700	2,780,883
Triumph Group, Inc.	26,155	1,261,979
Tutor Perini Corp. *	9,224	166,770
Willis Lease Finance Corp. *	7,500	112,500

		20,587,355

 1

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 2.3%
A.T. Cross Co., Class A *	530	2,772
ATC Technology Corp. *	27,363	652,608
CDI Corp.	3,294	42,657
COMSYS IT Partners, Inc. *	29,800	264,922
CRA International, Inc. *	16,303	434,475
Deluxe Corp.	101,500	1,501,185
Ecology & Environment, Inc., Class A	6,200	93,000
G & K Services, Inc., Class A	31,912	801,949
Intersections, Inc. *	6,944	34,026
Kelly Services, Inc., Class A *	42,100	502,253
National Technical Systems, Inc.	2,200	12,430
On Assignment, Inc. *	26,834	191,863
Steelcase, Inc., Class A	141,290	898,604
Superior Uniform Group, Inc.	210	2,047
The Standard Register Co.	32,150	163,965
United Stationers, Inc. *	40,445	2,299,298
WCA Waste Corp. *	18,378	79,209

		7,977,263

Consumer Durables & Apparel 3.6%
Culp, Inc. *	1,922	19,182
Flexsteel Industries, Inc.	2,900	29,667
Fossil, Inc. *	1,400	46,984
Hasbro, Inc.	160,920	5,159,095
Phillips-Van Heusen Corp.	86,378	3,513,857
Polaris Industries, Inc.	13,950	608,638
R. G. Barry Corp.	3,987	34,288
RC2 Corp. *	9,051	133,502
Sport Supply Group, Inc.	8,850	111,421
The Timberland Co., Class A *	90,321	1,619,456
UniFirst Corp.	20,278	975,575
Universal Electronics, Inc. *	418	9,706

		12,261,371

Consumer Services 2.5%
Ark Restaurants Corp.	289	4,176
Bob Evans Farms, Inc.	57,700	1,670,415
Career Education Corp. *	7,519	175,268
Carriage Services, Inc. *	2,160	8,489
Carrols Restaurant Group, Inc. *	21,000	148,470
CEC Entertainment, Inc. *	49,300	1,573,656
CKE Restaurants, Inc.	380	3,215
CPI Corp.	7,400	90,872
Cracker Barrel Old Country Store, Inc.	45,900	1,743,741
DineEquity, Inc. *	36,900	896,301
Jackson Hewitt Tax Service, Inc. *	48,440	213,136
Red Lion Hotels Corp. *	16,500	81,510
Regis Corp.	85,150	1,325,785
Ruby Tuesday, Inc. *	96,117	692,042
Sonic Corp. *	1,850	18,630
Town Sports International Holdings, Inc. *	39,790	92,711

		8,738,417

Diversified Financials 0.7%
Calamos Asset Management, Inc., Class A	9,537	109,962
Cash America International, Inc.	5,370	187,735
Dollar Financial Corp. *	38,000	899,080
QC Holdings, Inc.	6,720	32,323
Raymond James Financial, Inc.	31,600	751,132
The NASDAQ OMX Group, Inc. *	26,520	525,626

		2,505,858

Energy 3.0%
Adams Resources & Energy, Inc.	1,350	29,768
Arch Coal, Inc.	168,110	3,740,447
ATP Oil & Gas Corp. *	61,200	1,118,736
Dresser-Rand Group, Inc. *	3,010	95,146
Global Industries Ltd. *	180,400	1,286,252
Helix Energy Solutions Group, Inc. *	9,140	107,395
International Coal Group, Inc. *	56,180	216,855
McMoRan Exploration Co. *	1,430	11,469
Oil States International, Inc. *	66,870	2,627,322
Southern Union Co.	41,756	947,861
Trico Marine Services, Inc. *	3,445	15,640

		10,196,891

Food & Staples Retailing 0.3%
The Andersons, Inc.	37,400	965,668

Food, Beverage & Tobacco 0.1%
Constellation Brands, Inc., Class A *	740	11,788
Corn Products International, Inc.	6,270	183,272
Golden Enterprises, Inc.	9,640	35,331
John B. Sanfilippo & Son, Inc. *	2,390	37,188
Overhill Farms, Inc. *	2,395	11,640
The Boston Beer Co., Inc., Class A *	4,936	230,018

		509,237

Health Care Equipment & Services 9.2%
A.D.A.M., Inc. *	1,210	5,082
Amedisys, Inc. *	49,400	2,398,864
AmSurg Corp. *	2,300	50,646
Anika Therapeutics, Inc. *	2,364	18,037
Capital Senior Living Corp. *	45,200	226,904
Coventry Health Care, Inc. *	169,000	4,105,010
Dynacq Healthcare, Inc. *	4,470	15,243
ev3, Inc. *	26,572	354,470
Health Net, Inc. *	197,200	4,592,788
Invacare Corp.	61,500	1,533,810
Inverness Medical Innovations, Inc. *	131,947	5,477,120
Kewaunee Scientific Corp.	4,650	67,053
Kindred Healthcare, Inc. *	85,716	1,582,317
LifePoint Hospitals, Inc. *	92,400	3,003,924
Lincare Holdings, Inc. *	290	10,765
MedCath Corp. *	27,700	219,107
Mediware Information Systems, Inc. *	9,900	70,538
National Dentex Corp. *	1,300	13,130
NovaMed, Inc. *	16,541	64,179
Odyssey Healthcare, Inc. *	29,200	454,936
Omnicare, Inc.	215,100	5,201,118
Orthofix International N.V. *	32,558	1,008,321
PharMerica Corp. *	46,157	732,973
Providence Service Corp. *	5,700	90,060

2

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
QuadraMed Corp. *	14,400	120,816
Span-America Medical Systems, Inc.	3,500	56,035
STERIS Corp.	6,150	172,016
Universal Health Services, Inc., Class B	3,594	109,617

		31,754,879

Household & Personal Products 3.3%
Elizabeth Arden, Inc. *	2,901	41,890
Energizer Holdings, Inc. *	88,980	5,452,694
Herbalife Ltd.	68,549	2,781,033
Nu Skin Enterprises, Inc., Class A	108,758	2,922,328
Revlon, Inc., Class A *	5,000	85,050
Schiff Nutrition International, Inc.	22,900	179,078

		11,462,073

Insurance 5.0%
Allied World Assurance Co. Holdings Ltd.	92,600	4,266,082
American Equity Investment Life Holding Co.	122,500	911,400
American Financial Group, Inc.	2,600	64,870
American Independence Corp. *	3,000	13,650
Aspen Insurance Holdings Ltd.	153,700	3,911,665
Eastern Insurance Holdings, Inc.	2,767	23,852
Endurance Specialty Holdings Ltd.	95,670	3,561,794
First American Corp.	8,985	297,493
Montpelier Re Holdings Ltd.	151,100	2,617,052
PMA Capital Corp., Class A *	66,129	416,613
Reinsurance Group of America, Inc.	16,341	778,649
Stewart Information Services Corp.	13,491	152,178

		17,015,298

Materials 10.2%
Arch Chemicals, Inc.	30,025	927,172
Brush Engineered Materials, Inc. *	300	5,562
Buckeye Technologies, Inc. *	56,600	552,416
Clearwater Paper Corp. *	22,800	1,253,316
Domtar Corp. *	61,500	3,407,715
Eastman Chemical Co.	100,800	6,072,192
Friedman Industries, Inc.	1,700	9,911
Innospec, Inc.	41,634	420,087
International Flavors & Fragrances, Inc.	66,172	2,722,316
KapStone Paper & Packaging Corp. *	37,200	366,420
Nalco Holding Co.	195,600	4,989,756
NewMarket Corp.	16,980	1,948,795
PolyOne Corp. *	69,182	516,790
RPM International, Inc.	16,110	327,516
Sealed Air Corp.	202,150	4,418,999
Stepan Co.	13,700	887,897
The Lubrizol Corp.	85,700	6,251,815
UFP Technologies, Inc. *	6,750	43,875
Wausau Paper Corp.	672	7,795

		35,130,345

Media 2.2%
Alloy, Inc. *	18,400	143,152
Daily Journal Corp. *	100	5,925
Knology, Inc. *	58,000	635,100
Media General, Inc., Class A *	12,840	100,666
Mediacom Communications Corp., Class A *	51,500	230,205
The Interpublic Group of Cos., Inc. *	815,100	6,015,438
Valassis Communications, Inc. *	22,100	403,546

		7,534,032

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Accelrys, Inc. *	55,164	316,090
Cambrex Corp. *	47,495	265,022
Celera Corp. *	128,600	888,626
King Pharmaceuticals, Inc. *	345,900	4,244,193
Martek Biosciences Corp. *	65,700	1,244,358
Medicis Pharmaceutical Corp., Class A	3,860	104,413
Neurocrine Biosciences, Inc. *	83,976	228,415
Par Pharmaceutical Cos., Inc. *	56,329	1,524,263
Synta Pharmaceuticals Corp. *	3,346	16,931
The Medicines Co. *	85,652	714,337
Transcept Pharmaceuticals, Inc. *	5,790	39,546
ViroPharma, Inc. *	42,324	355,098
Watson Pharmaceuticals, Inc. *	128,330	5,083,151

		15,024,443

Real Estate 3.3%
Cedar Shopping Centers, Inc.	85,500	581,400
DCT Industrial Trust, Inc.	334,020	1,676,780
Douglas Emmett, Inc.	233,570	3,328,373
DuPont Fabros Technology, Inc.	43,800	787,962
Education Realty Trust, Inc.	87,400	423,016
First Potomac Realty Trust	23,700	297,909
HRPT Properties Trust	492,600	3,187,122
Mission West Properties, Inc.	38,699	278,246
One Liberty Properties, Inc. *	13,400	117,652
Ramco-Gershenson Properties Trust	44,000	419,760
SL Green Realty Corp.	1,676	84,202

		11,182,422

Retailing 6.6%
Aeropostale, Inc. *	26,020	885,981
AMCON Distributing Co.	751	48,860
Barnes & Noble, Inc.	79,900	1,523,693
Big Lots, Inc. *	12,098	350,600
Books-A-Million, Inc.	14,200	95,424
Cabela’s, Inc. *	84,200	1,200,692
Foot Locker, Inc.	42,160	469,662
Gaiam, Inc., Class A *	25,000	192,250
Genesco, Inc. *	48,486	1,331,426
Hastings Entertainment, Inc. *	15,940	71,092
Haverty Furniture Cos., Inc.	27,500	377,575
Jo-Ann Stores, Inc. *	47,500	1,721,400
Jos. A. Bank Clothiers, Inc. *	29,590	1,248,402
Lithia Motors, Inc., Class A *	3,480	28,606
Netflix, Inc. *	78,400	4,322,976
Overstock.com, Inc. *	28,678	388,874
RadioShack Corp.	226,920	4,424,940
Retail Ventures, Inc. *	43,590	387,515

 3

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stage Stores, Inc.	53,790	664,844
Stamps.com, Inc. *	19,300	173,700
Systemax, Inc.	14,981	235,352
The Children’s Place Retail Stores, Inc. *	2,582	85,232
The Finish Line, Inc., Class A	91,442	1,147,597
The Pep Boys - Manny, Moe & Jack	94,019	795,401
The Wet Seal, Inc., Class A *	100,830	347,863
West Marine, Inc. *	27,410	220,925

		22,740,882

Semiconductors & Semiconductor Equipment 5.6%
Actel Corp. *	57,084	678,158
Advanced Micro Devices, Inc. *	204,680	1,981,302
Amkor Technology, Inc. *	142,500	1,020,300
Applied Micro Circuits Corp. *	105,000	784,350
Atmel Corp. *	84,240	388,346
CEVA, Inc. *	22,952	295,163
Cirrus Logic, Inc. *	131,500	896,830
Cypress Semiconductor Corp. *	162,300	1,713,888
Fairchild Semiconductor International, Inc. *	187,610	1,874,224
FEI Co. *	48,550	1,134,128
Integrated Device Technology, Inc. *	242,000	1,565,740
Intersil Corp., Class A	225,400	3,457,636
LSI Corp. *	285,486	1,715,771
Mindspeed Technologies, Inc. *	32,800	153,832
TriQuint Semiconductor, Inc. *	292,134	1,752,804

		19,412,472

Software & Services 12.8%
CACI International, Inc., Class A *	43,237	2,112,127
CIBER, Inc. *	100,600	347,070
Computer Task Group, Inc. *	21,900	175,419
Compuware Corp. *	406,300	2,937,549
Convergys Corp. *	181,800	1,954,350
CSG Systems International, Inc. *	56,280	1,074,385
Dynamics Research Corp. *	13,400	142,174
EarthLink, Inc.	230,700	1,917,117
Edgewater Technology, Inc. *	3,900	11,700
Fair Isaac Corp.	103,415	2,203,774
Internet Gold-Golden Lines Ltd. *	31,891	599,870
INX, Inc. *	3,955	22,741
JDA Software Group, Inc. *	50,900	1,296,423
Keynote Systems, Inc.	20,661	225,412
Lawson Software, Inc. *	241,000	1,602,650
Mentor Graphics Corp. *	146,401	1,292,721
Ness Technologies, Inc. *	71,900	352,310
Novell, Inc. *	674,000	2,797,100
Parametric Technology Corp. *	206,000	3,366,040
Progress Software Corp. *	84,052	2,455,159
QAD, Inc.	19,500	119,145
Quest Software, Inc. *	117,800	2,167,520
SonicWALL, Inc. *	99,900	760,239
Sybase, Inc. *	145,070	6,296,038
Synopsys, Inc. *	271,230	6,043,004
TechTeam Global, Inc. *	15,500	117,955
Unisys Corp. *	2,682	103,418
United Online, Inc.	178,100	1,280,539
Web.com Group, Inc. *	38,700	252,711

		44,026,660

Technology Hardware & Equipment 5.3%
Arris Group, Inc. *	126,410	1,444,866
Avnet, Inc. *	31,470	949,135
Black Box Corp.	32,600	923,884
Brocade Communications Systems, Inc. *	608,363	4,641,810
China Security & Surveillance Technology, Inc. *	42,547	325,059
CPI International, Inc. *	920	12,181
Cray, Inc. *	52,300	335,766
Electronics for Imaging, Inc. *	16,526	215,003
Emulex Corp. *	167,200	1,822,480
Gerber Scientific, Inc. *	37,940	191,597
GTSI Corp. *	11,405	56,683
Insight Enterprises, Inc. *	64,087	731,874
Interphase Corp. *	1,200	3,072
Lexmark International, Inc., Class A *	154,533	4,014,767
Mercury Computer Systems, Inc. *	20,991	231,111
Oplink Communications, Inc. *	38,000	622,820
OSI Systems, Inc. *	24,200	660,176
PC Connection, Inc. *	900	6,075
PC Mall, Inc. *	19,300	100,746
Richardson Electronics Ltd.	9,190	53,945
SeaChange International, Inc. *	34,467	226,448
Super Micro Computer, Inc. *	33,897	376,935
TESSCO Technologies, Inc.	6,500	104,910
Tollgrade Communications, Inc. *	14,400	87,984
Vicon Industries, Inc. *	8,450	44,532

		18,183,859

Telecommunication Services 2.2%
CenturyTel, Inc.	195,490	7,078,693
General Communication, Inc., Class A *	22,987	146,657
Premiere Global Services, Inc. *	3,200	26,400
SureWest Communications *	28,311	281,978

		7,533,728

Transportation 3.8%
Alaska Air Group, Inc. *	66,100	2,284,416
Avis Budget Group, Inc. *	156,000	2,046,720
Con-way, Inc.	92,700	3,236,157
Continental Airlines, Inc., Class B *	500	8,960
Genco Shipping & Trading Ltd. *	24,200	541,596
International Shipholding Corp.	8,100	251,667
SkyWest, Inc.	104,975	1,776,177
UTI Worldwide, Inc.	208,620	2,987,438

		13,133,131

Utilities 0.8%
American Water Works Co., Inc.	31,900	714,879
Energy, Inc.	5,630	57,989

4

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ONEOK, Inc.	41,966	1,870,425

		2,643,293

Total Common Stock (Cost $307,140,144)		343,726,113

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $308,492,684 and the unrealized appreciation and depreciation were $46,689,245 and ($11,455,816), respectively, with a net unrealized appreciation of $35,233,429.

*	Non-income producing security.

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$343,726,113	$—	$—	$343,726,113

Total	$343,726,113	$—	$—	$343,726,113

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46269DEC09

 5

Laudus Trust
Laudus Rosenberg International Discovery Fund

Portfolio Holdings  as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.0%	Common Stock	282,807,551	324,714,017
2.0%	Preferred Stock	4,534,044	6,810,485
—%	Warrants	141	338

98.0%	Total Investments	287,341,736	331,524,840
2.0%	Other Assets and Liabilities, Net		6,871,606

100.0%	Net Assets		338,396,446

	Number	Value
Security	of Shares	($)

Common Stock 96.0% of net assets

Argentina 0.1%

Telecommunication Services 0.1%
Telecom Argentina S.A. ADR *	29,169	490,623

Australia 4.9%

Capital Goods 0.4%
Leighton Holdings Ltd.	42,809	1,451,155

Commercial & Professional Supplies 0.4%
Brambles Ltd.	44,000	266,857
Downer EDI Ltd.	147,800	1,230,891

		1,497,748

Consumer Services 0.3%
Crown Ltd.	10,800	77,277
TABCORP Holdings Ltd.	8,300	51,496
Tatts Group Ltd.	443,100	966,659

		1,095,432

Energy 0.0%
Caltex Australia Ltd. *	6,600	54,902

Food, Beverage & Tobacco 0.7%
Coca-Cola Amatil Ltd.	116,800	1,204,270
Foster’s Group Ltd.	72,000	354,184
Goodman Fielder Ltd.	498,500	725,918

		2,284,372

Health Care Equipment & Services 0.2%
Primary Health Care Ltd.	146,700	785,780

Insurance 0.8%
Insurance Australia Group Ltd.	62,700	225,199
Suncorp.-Metway Ltd.	308,700	2,389,939

		2,615,138

Materials 1.3%
Amcor Ltd.	25,400	141,411
Lihir Gold Ltd.	633,500	1,847,495
OneSteel Ltd.	45,500	136,663
Orica Ltd.	91,800	2,134,350

		4,259,919

Media 0.4%
Fairfax Media Ltd.	829,900	1,289,922

Real Estate 0.3%
CFS Retail Property Trust	241,500	411,218
Dexus Property Group	543,186	412,102
Goodman Group	454,000	256,848

		1,080,168

Retailing 0.1%
Harvey Norman Holdings Ltd.	3,159	11,909
JB Hi-Fi Ltd.	8,541	172,412

		184,321

Utilities 0.0%
AGL Energy Ltd.	4,500	56,562

		16,655,419

Austria 0.6%

Capital Goods 0.2%
Strabag SE	19,200	565,560

Energy 0.4%
OMV AG	30,200	1,325,061

		1,890,621

Belgium 2.0%

Food & Staples Retailing 0.6%
Delhaize Group	24,600	1,881,883

Materials 0.9%
Solvay S.A.	16,200	1,744,665
Tessenderlo Chemie N.V.	8,400	278,050
Umicore	35,741	1,192,271

		3,214,986

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
UCB S.A.	41,600	1,736,368

		6,833,237

Brazil 1.4%

Capital Goods 0.3%
Empresa Brasileira de Aeronautica S.A. *	152,900	835,198

Food, Beverage & Tobacco 0.2%
BRF - Brasil Foods S.A.	29,200	760,944

Materials 0.3%
Bradespar S.A.	49,000	1,125,790

Software & Services 0.0%
Redecard S.A.	800	13,326

 1

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	44,300	874,804
Companhia de Saneamento de Minas Gerais - Copasa MG	20,100	383,874
EDP - Energias do Brasil S.A.	32,200	620,511

		1,879,189

		4,614,447

Canada 6.1%

Automobiles & Components 0.3%
Magna International, Inc., Class A	21,640	1,102,019

Banks 0.4%
National Bank of Canada	26,090	1,502,760

Capital Goods 0.1%
Bombardier, Inc., Class B	760	3,488
Finning International, Inc.	18,690	298,082
SNC-Lavalin Group, Inc.	1,200	61,948

		363,518

Commercial & Professional Supplies 0.1%
IESI-BFC Ltd.	4,900	79,086
Stantec, Inc. *	4,500	130,803
Transcontinental, Inc., Class A	860	10,624

		220,513

Energy 0.7%
AltaGas Income Trust	10,000	179,758
Crescent Point Energy Corp.	2,200	83,069
Mullen Group Ltd.	21,100	329,861
Nexen, Inc.	28,700	692,082
Penn West Energy Trust	52,600	932,954
Petrobank Energy & Resources Ltd. *	4,300	210,550

		2,428,274

Food & Staples Retailing 0.4%
George Weston Ltd.	16,400	1,049,374
Shoppers Drug Mart Corp.	5,000	217,096

		1,266,470

Food, Beverage & Tobacco 0.1%
Maple Leaf Foods, Inc.	28,330	316,117

Insurance 0.1%
Fairfax Financial Holdings Ltd.	1,100	431,228
Power Corp. of Canada	560	15,641

		446,869

Materials 2.1%
Agnico-Eagle Mines Ltd.	3,700	201,371
Agrium, Inc.	9,620	601,750
Canfor Corp. *	42,370	329,367
First Quantum Minerals Ltd.	16,200	1,243,211
HudBay Minerals, Inc. *	26,300	341,245
IAMGOLD Corp.	73,200	1,155,550
Inmet Mining Corp.	14,040	856,214
Sherritt International Corp.	12,500	78,525
Silver Wheaton Corp. *	300	4,555
Sino-Forest Corp. *	22,300	413,227
West Fraser Timber Co., Ltd.	15,900	501,697
Yamana Gold, Inc.	115,100	1,320,648

		7,047,360

Media 0.3%
Astral Media, Inc.	310	9,861
Quebecor, Inc., Class B	24,500	637,654
Shaw Communications, Inc., Class B	3,600	74,592
Yellow Pages Income Fund	48,300	248,462

		970,569

Retailing 0.4%
Canadian Tire Corp., Ltd., Class A	19,200	1,055,601
Sears Canada, Inc.	7,800	180,485

		1,236,086

Software & Services 0.3%
CGI Group, Inc., Class A *	78,800	1,072,919
MacDonald, Dettwiler & Associates Ltd. *	200	8,146

		1,081,065

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	59,610	567,687

Telecommunication Services 0.2%
Telus Corp. - Non Voting	26,070	816,362

Transportation 0.1%
Canadian Pacific Railway Ltd.	4,500	244,351

Utilities 0.3%
ATCO Ltd., Class I	20,900	922,649
Canadian Utilities Ltd., Class A	3,900	163,145

		1,085,794

		20,695,814

Chile 1.2%

Banks 0.4%
Banco de Chile ADR	12,613	679,841
Banco Santander Chile ADR	8,000	518,240
Corpbanca S.A. ADR	5,100	216,240

		1,414,321

Food, Beverage & Tobacco 0.2%
Compania Cervecerias Unidas S.A.	1,000	7,863
Compania Cervecerias Unidas S.A. ADR	12,427	484,901
Embotelladora Andina S.A. Series A ADR	1,817	30,798

		523,562

Materials 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR	24,400	916,708

Transportation 0.1%
Lan Airlines S.A. ADR	30,000	500,100

Utilities 0.2%
Enersis S.A. ADR	30,000	685,800

		4,040,491

2

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

China 2.0%

Automobiles & Components 0.9%
Chongqing Changan Automobile Co., Ltd., Class B	289,800	292,931
Dongfeng Motor Group Co., Ltd., Class H	1,229,000	1,754,969
Jiangling Motors Corp., Ltd., Class B	538,804	918,989
Qingling Motors Co., Ltd., Class H	948,000	230,784

		3,197,673

Capital Goods 0.3%
Baoye Group Co., Ltd., Class H	239,000	179,088
Hangzhou Steam Turbine Co., Ltd., Class B	118,200	263,665
Shanghai Mechanical & Electrical Industry Co., Ltd., Class B	493,840	594,217

		1,036,970

Energy 0.1%
Yanzhou Coal Mining Co., Ltd., Class H	74,000	161,847

Materials 0.3%
China Bluechemical Ltd., Class H	834,000	509,370
Shandong Chenming Paper Holdings, Ltd., Class B	872,200	650,320

		1,159,690

Technology Hardware & Equipment 0.1%
Great Wall Technology Co., Ltd., Class H	448,000	165,413
Kingboard Laminates Holding Ltd.	49,000	33,783

		199,196

Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	914,000	447,401

Transportation 0.2%
Guangshen Railway Co., Ltd., Class H	804,000	326,742
Sichuan Expressway Co., Ltd., Class H	78,000	41,110
Zhejiang Expressway Co., Ltd., Class H	356,000	328,024

		695,876

		6,898,653

Columbia 0.2%

Banks 0.2%
Bancolombia S.A. ADR	13,900	632,589

Denmark 1.2%

Banks 0.2%
Sydbank A/S *	24,800	631,569

Food, Beverage & Tobacco 0.8%
Carlsberg A/S, Class B	17,100	1,258,809
Danisco A/S	19,198	1,280,879

		2,539,688

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
H. Lundbeck A/S	45,424	820,683

		3,991,940

Egypt 0.5%

Real Estate 0.2%
Talaat Moustafa Group *	540,000	685,181

Telecommunication Services 0.3%
Telecom Egypt	342,000	1,136,503

		1,821,684

Finland 1.1%

Capital Goods 0.0%
KCI Konecranes Oyj	1,187	32,400

Insurance 0.2%
Sampo Oyj, Class A	29,169	710,556

Materials 0.9%
Huhtamaki Oyj	47,000	651,588
Stora Enso Oyj, Class R *	183,147	1,284,559
UPM-Kymmene Oyj	74,000	879,772

		2,815,919

Real Estate 0.0%
Citycon Oyj	23,954	100,285

		3,659,160

France 3.6%

Automobiles & Components 0.6%
PSA Peugeot Citroen *	50,000	1,680,875
Valeo S.A. *	10,426	364,909

		2,045,784

Capital Goods 0.3%
Legrand S.A.	42,165	1,173,522

Commercial & Professional Supplies 0.0%
Teleperformance	4,000	129,787

Consumer Durables & Apparel 0.3%
Nexity	26,803	974,038

Insurance 0.1%
CNP Assurances	2,317	224,368

Media 0.5%
Lagardere S.C.A.	2,100	85,020
Publicis Groupe	40,500	1,646,736

		1,731,756

Real Estate 0.2%
Fonciere des Regions	400	40,901
Gecina S.A.	4,600	500,180

		541,081

Retailing 0.4%
PPR	10,400	1,248,365

Software & Services 0.8%
Atos Origin S.A. *	28,500	1,305,686
Cap Gemini S.A.	35,058	1,599,352

		2,905,038

 3

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.4%
Air France-KLM *	78,000	1,224,077

		12,197,816

Germany 1.3%

Capital Goods 0.4%
Bilfinger Berger AG	15,959	1,222,218

Food, Beverage & Tobacco 0.3%
Suedzucker Ag	52,200	1,087,614

Insurance 0.0%
Generali Deutschland Holding AG	1,296	136,478

Materials 0.0%
Lanxess AG	1,200	45,365

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG *	272,000	1,513,239

Telecommunication Services 0.1%
Freenet AG *	33,300	449,719

		4,454,633

Greece 0.6%

Food, Beverage & Tobacco 0.3%
Coca Cola Hellenic Bottling Co., S.A.	42,300	962,891

Utilities 0.3%
Public Power Corp. S.A. *	56,000	1,038,576

		2,001,467

Hong Kong 3.4%

Banks 0.2%
Industrial & Commercial Bank of China (Asia) Ltd.	156,000	337,895
The Bank of East Asia Ltd.	43,960	172,700

		510,595

Capital Goods 0.2%
Shanghai Industrial Holdings Ltd.	148,000	750,691

Consumer Durables & Apparel 0.2%
Yue Yuen Industrial (Holdings) Ltd.	291,500	843,963

Consumer Services 0.1%
The Hongkong & Shanghai Hotels Ltd.	300,500	438,176

Diversified Financials 0.3%
China Everbright Ltd.	48,000	117,544
First Pacific Co., Ltd.	1,036,000	629,653
Guoco Group Ltd.	39,000	416,544

		1,163,741

Food, Beverage & Tobacco 0.4%
Chaoda Modern Agriculture (Holdings) Ltd.	938,608	999,140
China Agri-Industries Holdings Ltd.	233,000	304,416
People’s Food Holdings Ltd.	104,000	45,933

		1,349,489

Materials 0.1%
Fosun International	686,000	475,574

Media 0.1%
Television Broadcasts Ltd.	66,000	317,090

Real Estate 1.1%
Chinese Estates Holdings Ltd.	299,000	509,447
Great Eagle Holdings Ltd.	220,000	570,461
Hongkong Land Holdings Ltd.	53,000	261,029
Hysan Development Co., Ltd.	294,000	832,044
New World China Land Ltd.	1,392,400	526,237
New World Development Co., Ltd.	48,000	97,795
Wheelock & Co., Ltd.	261,000	796,123

		3,593,136

Retailing 0.1%
Esprit Holdings Ltd.	40,210	266,780

Technology Hardware & Equipment 0.1%
Kingboard Chemical Holdings Ltd.	63,000	248,214
Lenovo Group Ltd.	78,000	48,338

		296,552

Transportation 0.3%
Cathay Pacific Airways Ltd. *	500,000	928,543

Utilities 0.2%
Guangdong Investment Ltd.	1,052,000	611,334

		11,545,664

Hungary 0.3%

Telecommunication Services 0.3%
Magyar Telekom Telecommunications plc	240,000	930,836

India 3.3%

Automobiles & Components 0.1%
Hero Honda Motors Ltd.	1,700	62,746
Maruti Suzuki India Ltd.	9,350	313,296

		376,042

Banks 0.8%
Bank of Baroda	34,340	372,905
Bank of India	45,990	379,067
Bank of Maharashtra Ltd.	158,650	169,920
Corporation Bank	11,060	99,494
Dena Bank Ltd.	16,563	29,649
Indian Bank	40,230	151,491
Syndicate Bank	194,280	397,080
UCO Bank	209,530	246,677
Union Bank of India Ltd.	160,010	900,197

		2,746,480

Capital Goods 0.1%
SKF India Ltd.	15,095	119,121

Diversified Financials 0.1%
JM Financial Ltd.	220,900	222,120

Energy 0.3%
Bharat Petroleum Corp., Ltd.	22,260	303,677
Cairn India Ltd. *	68,310	412,527
Mangalore Refinery & Petrochemicals Ltd.	213,729	356,566

		1,072,770

4

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.3%
Grasim Industries Ltd.	2,050	108,520
Gujarat Alkalies & Chemicals Ltd.	18,367	51,334
Gujarat Fluorochemicals Ltd.	2,200	6,145
Gujarat Narmada Valley Fertilizers Co., Ltd.	80,930	183,508
Gujarat State Fertilizers & Chemicals Ltd.	37,210	151,821
Hindalco Industries Ltd.	200,690	691,725
Hindustan Zinc Ltd.	27,156	704,267
Steel Authority of India Ltd.	39,790	203,958
Sterlite Industries (India) Ltd.	51,840	955,889
Tata Steel Ltd.	72,300	952,716
Ultra Tech Cement Ltd.	17,628	343,974

		4,353,857

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dr. Reddy’s Laboratories Ltd.	15,000	366,493

Software & Services 0.2%
HCL Technologies Ltd.	80,290	637,408
Mphasis Ltd.	7,302	112,850

		750,258

Transportation 0.0%
Container Corp. of India Ltd.	3,550	101,222

Utilities 0.3%
Gail India Ltd.	109,260	970,588

		11,078,951

Indonesia 1.1%

Banks 0.5%
PT Bank Mandiri	2,649,500	1,305,883
PT Bank Negara Indonesia (Persero) Tbk	1,861,000	389,973

		1,695,856

Capital Goods 0.3%
PT United Tractors Tbk	633,000	1,036,623

Energy 0.2%
PT Adaro Energy	4,974,000	909,249

Materials 0.1%
PT International Nickel Indonesia Tbk (INCO)	454,000	175,473

		3,817,201

Ireland 0.0%

Capital Goods 0.0%
DCC plc	2,159	60,346

Israel 1.0%

Banks 1.0%
First International Bank of Israel Ltd. *	48,000	799,495
Israel Discount Bank Class A *	640,000	1,509,744
Mizrahi Tefahot Bank Ltd. *	123,000	1,122,840

		3,432,079

Italy 1.9%

Capital Goods 0.6%
C.I.R. S.p.A. - Compagnie Industriali Riunite *	148,911	387,027
Finmeccanica S.p.A.	108,900	1,743,585

		2,130,612

Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	52,582	469,830

Consumer Services 0.2%
Autogrill S.p.A. *	68,006	857,195

Insurance 0.3%
Milano Assicurazioni S.p.A.	155,000	453,326
Unipol Gruppo Finanziario S.p.A. *	401,606	549,339

		1,002,665

Materials 0.3%
Italcementi S.p.A.	66,000	902,791

Real Estate 0.1%
Beni Stabili S.p.A.	266,000	217,624

Utilities 0.3%
Edison S.p.A.	527,439	801,416
Hera S.p.A.	30,299	70,199

		871,615

		6,452,332

Japan 19.5%

Automobiles & Components 2.1%
Aisin Seiki Co., Ltd.	200	5,778
Daihatsu Motor Co., Ltd.	48,000	479,805
Fuji Heavy Industries Ltd. *	337,000	1,646,691
Mazda Motor Corp. *	677,000	1,556,712
NGK Spark Plug Co., Ltd.	71,000	805,451
Toyota Auto Body Co., Ltd.	52,700	997,296
Yamaha Motor Co., Ltd.	131,100	1,658,038

		7,149,771

Capital Goods 0.7%
Kinden Corp.	7,000	59,316
Nippon Sheet Glass Co., Ltd.	254,000	727,911
Toyota Tsusho Corp.	113,800	1,683,959

		2,471,186

Commercial & Professional Supplies 0.8%
Dai Nippon Printing Co., Ltd.	102,000	1,300,514
Toppan Printing Co., Ltd.	193,000	1,571,441

		2,871,955

Consumer Durables & Apparel 1.3%
Casio Computer Co., Ltd.	75,900	607,609
Makita Corp.	500	17,174
NAMCO BANDAI Holdings, Inc.	146,400	1,398,559
Sekisui House Ltd.	101,000	916,911
Shimano, Inc.	37,000	1,493,762

		4,434,015

Diversified Financials 0.4%
Daiwa Securities Group, Inc.	266,000	1,338,682

Energy 0.5%
Nippon Mining Holdings, Inc.	345,000	1,480,671

 5

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nippon Oil Corp.	79,000	366,252

		1,846,923

Food & Staples Retailing 1.0%
Aeon Co., Ltd.	198,800	1,613,585
FamilyMart Co., Ltd.	7,200	212,555
Lawson, Inc.	34,400	1,519,283

		3,345,423

Food, Beverage & Tobacco 1.6%
Ajinomoto Co., Inc.	203,000	1,910,628
Asahi Breweries Ltd.	42,600	784,578
Kikkoman Corp.	8,000	98,025
Nippon Meat Packers, Inc.	115,000	1,331,389
Yamazaki Baking Co., Ltd.	107,000	1,272,680

		5,397,300

Health Care Equipment & Services 0.7%
Medipal Holdings Corp.	62,300	772,192
Suzuken Co., Ltd.	46,000	1,512,839

		2,285,031

Insurance 0.4%
NIPPONKOA Insurance Co., Ltd.	223,000	1,269,658

Materials 3.0%
Kaneka Corp.	214,000	1,363,477
Mitsubishi Chemical Holdings Corp.	417,000	1,775,724
Mitsubishi Materials Corp. *	491,000	1,200,880
Mitsui Chemicals, Inc.	377,000	976,165
Nippon Paper Group, Inc.	4,000	102,082
Sumitomo Chemical Co., Ltd.	428,000	1,877,832
Sumitomo Metal Mining Co., Ltd.	18,000	265,636
Teijin Ltd.	499,000	1,612,208
Toyo Seikan Kaisha Ltd.	63,700	970,412

		10,144,416

Media 0.9%
Dentsu, Inc.	78,700	1,811,921
Hakuhodo Dy Holdings, Inc.	40	1,948
Tokyo Broadcasting System Holdings, Inc.	86,900	1,221,346

		3,035,215

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Dainippon Sumitomo Pharma Co., Ltd.	139,700	1,466,231
Mitsubishi Tanabe Pharma Corp.	113,000	1,409,998
Ono Pharmaceutical Co., Ltd.	19,000	815,639
Taisho Pharmaceutical Co., Ltd.	82,000	1,410,851

		5,102,719

Retailing 0.5%
Aoyama Trading Co., Ltd.	8,400	107,220
Isetan Mitsukoshi Holdings Ltd.	72,200	651,916
Marui Group Co., Ltd.	144,000	886,660

		1,645,796

Semiconductors & Semiconductor Equipment 0.5%
Rohm Co., Ltd.	27,500	1,794,729

Software & Services 0.5%
NTT Data Corp.	493	1,528,727

Technology Hardware & Equipment 2.6%
Konica Minolta Holdings, Inc.	170,000	1,751,888
NEC Corp. *	679,000	1,755,159
OMRON Corp.	91,400	1,643,810
Seiko Epson Corp.	94,000	1,519,076
Tdk Corp.	33,900	2,071,712

		8,741,645

Transportation 0.5%
West Japan Railway Co.	477	1,599,212

		66,002,403

Luxembourg 0.3%

Real Estate 0.3%
Gagfah S.A.	99,940	908,390

Malaysia 1.0%

Automobiles & Components 0.1%
Proton Holdings Berhad	198,000	224,979

Banks 0.4%
CIMB Group Holdings Berhad	228,000	853,198
Hong Leong Bank Berhad	174,000	412,267

		1,265,465

Materials 0.1%
Titan Chemicals Corp. Berhad *	499,500	177,063

Telecommunication Services 0.1%
Telekom Malaysia Berhad	552,000	492,345

Utilities 0.3%
Tenaga Nasional Berhad	482,000	1,179,160

		3,339,012

Mexico 1.3%

Banks 0.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,800	10,098

Capital Goods 0.2%
Grupo Carso S.A.B de C.V., Series A1	184,200	563,217

Food & Staples Retailing 0.0%
Grupo Gigante S.A.B. de C.V., Class B	71,800	103,787

Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	126,900	835,879
Embotelladoras Arca S.A.B. de C.V.	141,400	470,180
Grupo Bimbo S.A.B. de C.V., Series A	41,500	270,280
Grupo Continental S.A.B.	141,900	358,818

		1,935,157

Household & Personal Products 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	167,300	749,026

Materials 0.3%
Grupo Mexico S.A.B. de C.V., Series B	281,900	643,444
Grupo Simec S.A. de C.V., Series B *	83,700	232,187
Industrias CH S.A., Series B *	61,300	215,314

		1,090,945

		4,452,230

6

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Netherlands 1.5%

Capital Goods 0.2%
Imtech N.V.	27,726	747,131

Materials 0.9%
Akzo Nobel N.V.	20,600	1,366,087
Koninklijke DSM N.V.	32,400	1,591,924

		2,958,011

Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics N.V.	134,761	1,245,224

		4,950,366

Norway 0.2%

Capital Goods 0.2%
Orkla A.S.A.	72,000	706,379

Peru 0.1%

Materials 0.1%
Compania de Minas Buenaventura S.A. ADR	6,300	210,861

Philippines 0.2%

Banks 0.1%
Banco de Oro Unibank, Inc.	400,300	337,049

Diversified Financials 0.0%
Ayala Corp.	15,000	97,864

Food, Beverage & Tobacco 0.1%
San Miguel Corp., Class B	79,200	118,078

		552,991

Poland 1.6%

Banks 0.3%
Getin Holding S.A. *	341,000	1,048,477

Energy 0.8%
Polski Koncern Naftowy Orlen S.A. *	132,000	1,557,404
Polskie Gornictwo Naftowe I Gazownictwo S.A.	870,000	1,148,027

		2,705,431

Materials 0.5%
KGHM Polska Miedz S.A.	43,200	1,592,489

		5,346,397

Portugal 0.4%

Banks 0.4%
Banco Comercial Portugues S.A. - Reg’d	1,020,000	1,229,257
Banco Espirito Santo, S.A. - Reg’d	24,000	156,312

		1,385,569

Republic of Korea 4.2%

Automobiles & Components 0.3%
Hyundai Mobis	5,800	849,927
Hyundai Motor Co.	2,110	218,409

		1,068,336

Banks 0.4%
Hana Financial Group, Inc.	47,700	1,348,207

Capital Goods 1.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	46,020	689,841
Hyundai Heavy Industries Co., Ltd.	500	74,242
LG Corp.	22,520	1,406,657
SK Holdings Co., Ltd.	14,860	1,133,960

		3,304,700

Consumer Durables & Apparel 0.3%
LG Electronics, Inc.	10,110	1,053,949

Diversified Financials 0.2%
Woori Investment & Securities Co., Ltd.	50,680	722,001

Energy 0.2%
GS Holdings	26,210	759,346
SK Energy Co., Ltd.	1,020	102,478

		861,824

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd.	170	78,521

Food, Beverage & Tobacco 0.1%
KT&G Corp.	4,630	256,057

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	1,000	171,169

Materials 0.5%
KISWIRE Ltd.	3,610	121,214
Korea Zinc Co., Ltd.	7,200	1,257,330
LG Chem Ltd.	2,497	489,405
SeAH Holdings Corp.	125	6,424

		1,874,373

Retailing 0.1%
GS Home Shopping, Inc.	1,810	133,185
Lotte Shopping Co., Ltd.	350	103,654

		236,839

Software & Services 0.1%
NHN Corp. *	1,300	214,861

Technology Hardware & Equipment 0.4%
LG Display Co., Ltd.	41,280	1,395,693

Telecommunication Services 0.5%
KT Corp.	23,840	802,379
LG Telecom Ltd.	103,740	756,007

		1,558,386

		14,144,916

Russia 0.6%

Energy 0.6%
Tatneft GDR - Reg’d	65,200	1,899,928

Singapore 1.6%

Banks 0.1%
DBS Group Holdings Ltd.	15,000	163,065

 7

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.6%
Fraser & Neave Ltd.	198,000	588,565
Keppel Corp., Ltd.	30,000	174,754
SembCorp Industries Ltd.	406,000	1,060,889

		1,824,208

Real Estate 0.2%
United Industrial Corp., Ltd.	2,000	2,967
UOL Group Ltd.	279,000	804,026

		806,993

Retailing 0.3%
Jardine Cycle & Carriage Ltd.	56,000	1,069,200

Transportation 0.4%
SIA Engineering Co., Ltd.	380,000	899,773
Singapore Airlines Ltd.	55,000	582,503

		1,482,276

		5,345,742

South Africa 3.0%

Banks 0.4%
Nedbank Group Ltd.	73,000	1,226,783

Capital Goods 0.4%
Aveng Ltd.	227,152	1,223,783

Diversified Financials 0.3%
Investec Ltd.	153,735	1,104,142

Health Care Equipment & Services 0.2%
Medi-Clinic Corp., Ltd.	153,951	535,471

Insurance 0.4%
Sanlam Ltd.	454,705	1,398,381

Materials 1.0%
Gold Fields Ltd.	164,000	2,153,622
Harmony Gold Mining Co., Ltd.	129,000	1,309,527

		3,463,149

Retailing 0.3%
Imperial Holdings Ltd.	100,000	1,193,194

		10,144,903

Spain 1.5%

Banks 0.5%
Banco de Sabadell S.A.	104,000	577,686
Banco Pastor S.A.	19,766	138,084
Bankinter S.A.	111,000	1,143,580

		1,859,350

Capital Goods 0.6%
Construcciones y Auxiliar de Ferrocarriles S.A.	900	485,339
Fomento de Construcciones y Contratas S.A.	27,300	1,157,585
Sacyr Vallehermoso S.A. *	23,446	269,086

		1,912,010

Insurance 0.4%
Grupo Catalana Occidente S.A.	7,564	170,200
Mapfre S.A.	263,689	1,107,370

		1,277,570

		5,048,930

Sweden 1.7%

Capital Goods 0.2%
NCC AB, B Shares	8,139	133,389
Saab AB, Class B	30,000	493,870

		627,259

Consumer Durables & Apparel 0.4%
Electrolux AB, B Shares *	63,629	1,495,228

Materials 0.8%
Boliden AB	66,000	845,741
Svenska Cellulosa AB, A Shares	10,000	133,435
Svenska Cellulosa AB, B Shares	139,961	1,866,058

		2,845,234

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Meda AB, A Shares	100,000	898,142

		5,865,863

Switzerland 2.5%

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	2,640	1,045,533

Capital Goods 0.1%
Sulzer AG - Reg’d	5,395	423,237

Commercial & Professional Supplies 0.6%
Adecco S.A. - Reg’d	35,600	1,963,873

Insurance 0.9%
Baloise Holding AG - Reg’d	12,197	1,012,684
Helvetia Patria Holding AG - Reg’d	2,400	743,268
Swiss Life Holding AG - Reg’d *	9,216	1,172,612
Swiss Reinsurance Co., Ltd. - Reg’d	1,200	57,486

		2,986,050

Materials 0.3%
Clariant AG - Reg’d *	92,000	1,087,910
Givaudan S.A. - Reg’d	11	8,802

		1,096,712

Real Estate 0.2%
PSP Swiss Property AG - Reg’d *	6,798	383,936
Swiss Prime Site AG - Reg’d *	5,009	280,979

		664,915

Transportation 0.1%
Flughafen Zuerich AG - Reg’d	943	283,587
Panalpina Welttransport Holding AG - Reg’d	3,000	190,807

		474,394

		8,654,714

Taiwan 4.9%

Banks 0.5%
Mega Financial Holding Co., Ltd.	251,000	144,609
Taishin Financial Holding Co., Ltd. *	1,640,000	643,105
Taiwan Cooperative Bank	1,418,278	889,496

		1,677,210

Capital Goods 0.1%
CTCI Corp.	233,000	238,721

8

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
China Bills Finance Corp.	627,000	179,184
Fubon Financial Holding Co., Ltd. *	12,000	14,753

		193,937

Materials 0.2%
China Metal Products Co., Ltd.	102,000	143,897
Formosa Chemicals & Fibre Corp.	189,520	410,897

		554,794

Semiconductors & Semiconductor Equipment 0.9%
Advanced Semiconductor Engineering, Inc.	1,487,000	1,334,723
Powertech Technology, Inc.	42,000	142,285
Siliconware Precision Industries Co.	24,000	32,715
United Microelectronics Corp. *	3,230,000	1,744,981

		3,254,704

Technology Hardware & Equipment 2.9%
Acer, Inc.	438,945	1,317,156
Asustek Computer, Inc.	346,405	667,201
AU Optronics Corp.	1,230,847	1,474,550
Compal Electronics, Inc.	1,385,741	1,914,132
HTC Corp.	28,450	325,940
Lite-On Technology Corp.	841,028	1,263,571
Quanta Computer, Inc.	776,514	1,684,764
Wistron Corp.	598,474	1,158,922

		9,806,236

Telecommunication Services 0.2%
Far EasTone Telecommunications Co., Ltd.	662,544	793,315

		16,518,917

Thailand 0.7%

Banks 0.3%
Bangkok Bank Public Co., Ltd. NVDR	245,000	852,648
Krung Thai Bank Public Co., Ltd. NVDR	897,900	264,933

		1,117,581

Diversified Financials 0.1%
Thanachart Capital Public Co., Ltd. NVDR	471,000	312,168

Energy 0.0%
Banpu Public Co., Ltd. - Reg’d	7,000	121,254

Materials 0.3%
PTT Chemical Public Co., Ltd. NVDR	50,000	110,573
The Siam Cement Public Co., Ltd. NVDR	115,000	809,898

		920,471

Telecommunication Services 0.0%
Shin Corporation Public Co., Ltd. NVDR	28,300	23,275

		2,494,749

Turkey 2.1%

Banks 0.3%
Turkiye Vakiflar Bankasi T.A.O., Class D *	315,000	903,649

Capital Goods 0.4%
Koc Holding A/S *	488,000	1,448,275

Consumer Durables & Apparel 0.1%
Turk Sise ve Cam Fabrikalari A/S (Sisecam) *	143,256	179,776

Diversified Financials 0.4%
Haci Omer Sabanci Holding A/S	363,111	1,413,239

Energy 0.4%
Petrol Ofisi A/S *	310,769	1,202,414

Transportation 0.5%
Turk Hava Yollari Anonim Ortakligi	480,000	1,837,572

		6,984,925

United Kingdom 9.3%

Capital Goods 0.7%
Charter International plc	9,800	113,526
Meggitt plc	224,245	938,763
Qinetiq Group plc	189,000	493,103
Tomkins plc	14,377	44,677
Travis Perkins plc *	66,500	910,729

		2,500,798

Commercial & Professional Supplies 0.2%
The Davis Service Group plc	88,000	564,512

Consumer Durables & Apparel 0.3%
Barratt Developments plc *	130,120	258,854
Persimmon plc *	6,000	45,371
The Berkeley Group Holdings plc *	46,200	609,355

		913,580

Consumer Services 0.8%
Millennium & Copthorne Hotels plc	74,000	441,152
Thomas Cook Group plc	308,000	1,137,808
Tui Travel plc	260,000	1,065,564

		2,644,524

Diversified Financials 0.9%
ICAP plc	170,000	1,172,499
London Stock Exchange Group plc	72,800	840,729
Man Group plc	194,000	957,459

		2,970,687

Energy 0.1%
John Wood Group plc	82,703	410,902

Insurance 1.5%
Hiscox Ltd.	95,614	487,232
Legal & General Group plc	1,374,000	1,767,615
Old Mutual plc *	853,524	1,494,689
RSA Insurance Group plc	671,246	1,304,085
Standard Life plc	36,000	125,041

		5,178,662

Materials 0.8%
Kazakhmys plc *	64,000	1,355,107
Mondi plc	122,000	654,534
Petropavlovsk plc *	600	9,836

 9

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vedanta Resources plc	13,400	560,467

		2,579,944

Media 1.5%
Aegis Group plc	408,000	788,007
Informa plc	192,000	987,050
Pearson plc	177,100	2,539,258
WPP plc	89,505	875,386

		5,189,701

Real Estate 0.5%
Derwent London plc	31,800	675,749
Hammerson plc	17,911	121,910
Land Securities Group plc	69,600	766,059
Segro plc	22,965	127,382

		1,691,100

Retailing 0.8%
Debenhams plc *	82,713	103,508
Home Retail Group plc	316,000	1,433,211
Kesa Electricals plc	180,000	432,411
Kingfisher plc	198,995	732,543

		2,701,673

Software & Services 0.6%
Dimension Data Holdings Plc	27,418	33,000
Logica plc	510,000	933,101
The Sage Group plc	317,391	1,123,963

		2,090,064

Telecommunication Services 0.1%
COLT Telecom Group S.A. *	176,000	373,717

Transportation 0.5%
EasyJet plc *	128,023	726,131
FirstGroup plc	149,669	1,023,834

		1,749,965

		31,559,829

Total Common Stock (Cost $282,807,551)		324,714,017

Preferred Stock 2.0% of net assets

Brazil 2.0%
All America Latina Logistica	11,728	16,706
Brasil Telecom S.A.	40,000	384,836
Centrais Eletricas de Santa Catarina S.A., Class B	7,200	145,158
Companhia de Transmissao de Energia Eletrica Paulista	10,000	297,243
Companhia Energetica de Minas Gerais	26,000	471,913
Companhia Paranaense de Energia-Copel, Class B	45,000	957,381
Confab Industrial S.A.	92,800	273,443
Gerdau S.A.	36,800	615,940
Tele Norte Leste Participacoes S.A.	43,000	916,313
Telecomunicacoes de Sao Paulo S.A.	16,900	422,646
Telemar Norte Leste S.A., Class A	15,000	535,985
Usinas Siderurgicas de Minas Gerais S.A., Class A	20,800	590,070
Vivo Participacoes S.A.	37,800	1,182,851

Total Preferred Stock (Cost $4,534,044)		6,810,485

Warrants 0.0% of net assets

France 0.0%

Real Estate 0.0%
Fonciere Des Regions	400	338

Total Warrants (Cost $141)		338

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $290,760,137 and the unrealized appreciation and depreciation were $52,356,101 and ($11,591,398), respectively, with a net unrealized appreciation of $40,764,703.

At 12/31/09, the values of certain foreign securities held by the fund aggregating $287,299,763 were adjusted from their closing market values following the guidelines adopted by the fund’s board of trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

10

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$273,532,118	$—	$273,532,118
Argentina(a)
Telecommunication Services	490,623	—	—	490,623
Brazil(a)	4,614,447	—	—	4,614,447
Canada(a)	20,695,814	—	—	20,695,814
Chile(a)	4,040,491	—	—	4,040,491
Columbia(a)	632,589	—	—	632,589
Mexico(a)	4,452,230	—	—	4,452,230
Peru(a)	210,861	—	—	210,861

 11

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Republic of Korea(a)	—	12,014,486	—	12,014,486
Food, Beverage & Tobacco	256,057	—	—	256,057
Materials	121,214	1,753,159	—	1,874,373
Russia(a)	1,899,928	—	—	1,899,928
Preferred Stock(a)	6,810,485	—	—	6,810,485
Warrants(a)	338	—	—	338

Total	$44,225,077	$287,299,763	$—	$331,524,840

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	March 31,	Discounts	Gain	Appreciation	Purchases	Transfers	December 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	2009

Common Stock
Republic of Korea
Materials	$825,415	$—	$995,435	$578,290	($1,936,361)	($462,779)	$—
Rights
Finland	5,566	—	(4,040)	(5,566)	4,040	—	—
Malaysia	69,818	—	65,154	(69,818)	(65,154)	—	—

	$900,799	$—	$1,056,549	$502,906	($1,997,475)	($462,779)	$—

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46274DEC09

12

Laudus Trust
Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	364,259,981	375,005,856
0.2%	Preferred Stock	879,500	656,050

99.6%	Total Investments	365,139,481	375,661,906
0.4%	Other Assets and Liabilities, Net		1,630,355

100.0%	Net Assets		377,292,261

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Australia 5.9%

Banks 0.0%
RHG Ltd. *	285,107	138,103

Capital Goods 0.2%
Crane Group Ltd.	7,339	62,090
NRW Holdings Ltd.	11,700	20,946
UGL Ltd.	55,300	704,776

		787,812

Commercial & Professional Supplies 0.6%
Downer EDI Ltd.	126,500	1,053,503
Mineral Resources Ltd.	52,600	330,138
Salmat Ltd.	102,100	383,551
Spotless Group Ltd.	224,117	590,587

		2,357,779

Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	55,445	447,568
McPherson’s Ltd. *	3,400	10,390

		457,958

Consumer Services 0.2%
Flight Centre Ltd.	12,310	202,442
Navitas Ltd.	108,939	400,889

		603,331

Energy 0.4%
Beach Energy Ltd.	1,086,500	893,875
Centennial Coal Co., Ltd.	37,100	132,067
Paladin Energy Ltd. *	2,400	8,959
Pan Pacific Petroleum NL	189,622	67,426
Whitehaven Coal Ltd.	106,600	502,378

		1,604,705

Food, Beverage & Tobacco 0.4%
Goodman Fielder Ltd.	930,900	1,355,580

Health Care Equipment & Services 0.9%
Healthscope Ltd.	76,300	346,002
iSOFT Group Ltd.	717,381	493,753
Primary Health Care Ltd.	94,400	505,642
Ramsay Health Care Ltd.	103,680	1,009,703
Sigma Pharmaceuticals Ltd.	1,037,200	919,792

		3,274,892

Materials 1.1%
Cape Lambert Resources Ltd. *	109,900	52,176
Gunns Ltd.	469,000	392,757
Iluka Resources Ltd. *	7,700	24,614
Independence Group NL	141,700	611,097
Kagara Ltd. *	476,593	444,912
Kingsgate Consolidated Ltd.	93,600	771,724
Mincor Resources NL	110,255	174,686
Mount Gibson Iron Ltd. *	614,200	905,207
PanAust Ltd. *	635,300	319,891
Panoramic Resources Ltd.	181,800	378,236
Resolute Mining Ltd. *	249,027	236,180

		4,311,480

Media 0.4%
Amalgamated Holdings Ltd.	98,998	497,201
Austereo Group Ltd.	205,600	316,034
Mitchell Communications Group Ltd.	208,800	152,788
Southern Cross Media Group	221,823	380,677

		1,346,700

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Biota Holdings Ltd. *	87,681	189,148

Real Estate 0.2%
Bunnings Warehouse Property Trust	80,161	133,593
ING Office Fund	1,112,079	632,134
Macquarie Office Trust	211,600	58,281

		824,008

Retailing 1.0%
Automotive Holdings Group Ltd.	163,600	345,844
Cash Converters International Ltd.	4,954	2,930
David Jones Ltd.	271,100	1,304,341
JB Hi-Fi Ltd.	72,000	1,453,421
Pacific Brands Ltd. *	100,000	100,873
Specialty Fashion Group Ltd. *	154,629	183,870
Super Cheap Auto Group Ltd.	60,553	293,500
Thorn Group Ltd.	49,273	52,020

		3,736,799

Software & Services 0.0%
ASG Group Ltd.	150,100	139,810
UXC Ltd.	7,800	5,479

		145,289

Telecommunication Services 0.2%
iiNET Ltd.	92,115	153,514
Nexbis Ltd. *	335,400	59,325
SP Telemedia Ltd.	334,293	494,786

		707,625

Transportation 0.1%
Mermaid Marine Australia Ltd.	123,200	334,650

		22,175,859

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Austria 0.3%

Consumer Durables & Apparel 0.0%
Linz Textil Holding AG	76	13,898

Real Estate 0.3%
Conwert Immobilien Invest SE *	90,421	1,105,341

		1,119,239

Belgium 2.5%

Capital Goods 0.0%
Societe Anonyme Belge de Constructions Aeronautques	681	15,347

Food & Staples Retailing 0.9%
Delhaize Group	45,132	3,452,566

Health Care Equipment & Services 0.7%
Omega Pharma S.A.	49,994	2,502,220

Materials 0.1%
Solvay S.A.	4,258	458,567

Retailing 0.8%
S.A. D’Ieteren N.V.	7,336	2,925,070

		9,353,770

Canada 8.3%

Automobiles & Components 0.2%
Linamar Corp.	53,820	716,845

Banks 0.3%
Home Capital Group, Inc.	3,500	140,054
Laurentian Bank of Canada	21,802	891,175

		1,031,229

Capital Goods 0.3%
CAE, Inc.	58,780	492,901
Finning International, Inc.	39,580	631,252
Toromont Industries Ltd.	1,800	47,829

		1,171,982

Commercial & Professional Supplies 0.7%
IESI-BFC Ltd.	59,200	955,487
Stantec, Inc. *	26,100	758,655
Transcontinental, Inc., Class A	65,570	810,025

		2,524,167

Consumer Services 0.0%
Keystone North America, Inc.	225	7,272

Diversified Financials 0.2%
Dundee Corp., Class A *	67,550	783,460

Energy 1.6%
Advantage Oil & Gas Ltd.	138,400	913,095
AltaGas Income Trust	41,940	753,905
Enerplus Resources Fund	10,800	250,005
Mullen Group Ltd.	60,600	947,373
Nuvista Energy Ltd. *	76,230	909,643
Paramount Resources Ltd., Class A *	55,300	777,272
Progress Energy Resources Corp.	25,100	339,595
Provident Energy Trust	122,170	827,044
ShawCor Ltd., Class A	1,600	44,901
Trican Well Service Ltd.	4,100	55,119
Uranium One, Inc. *	7,280	21,022

		5,838,974

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	13,000	258,794

Food, Beverage & Tobacco 0.2%
Maple Leaf Foods, Inc.	70,604	787,827

Health Care Equipment & Services 0.0%
SXC Health Solutions Corp. *	100	5,479

Materials 2.6%
Canfor Corp. *	102,500	796,792
Cascades, Inc.	92,200	788,132
CCL Industries, Inc., Class B	29,200	788,736
European Goldfields Ltd. *	75,900	441,241
First Quantum Minerals Ltd.	200	15,348
Gammon Gold, Inc. *	83,200	923,605
Golden Star Resources Ltd. *	54,314	169,301
HudBay Minerals, Inc. *	74,600	967,942
IAMGOLD Corp.	29,400	464,114
Inmet Mining Corp.	10,600	646,429
Lundin Mining Corp. *	52,400	215,442
Methanex Corp.	4,400	86,372
New Gold, Inc. *	83,300	302,663
Northgate Minerals Corp. *	62,710	194,273
PAN American Silver Corp. *	6,300	150,957
Quadra Mining Ltd. *	68,620	952,026
Red Back Mining, Inc. *	29,400	421,667
Sherritt International Corp.	107,800	677,196
Silver Standard Resources, Inc. *	2,700	59,378
West Fraser Timber Co., Ltd.	27,600	870,871

		9,932,485

Media 0.7%
Astral Media, Inc.	2,300	73,166
Cogeco Cable, Inc.	25,000	836,640
Corus Entertainment, Inc., Class B	50,500	958,479
Quebecor, Inc., Class B	35,700	929,152

		2,797,437

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Biovail Corp.	12,500	175,455
MDS, Inc. *	97,700	765,084

		940,539

Real Estate 0.2%
Calloway Real Estate Investment Trust	9,600	179,085
MI Developments, Inc., Class A	55,900	688,428

		867,513

Retailing 0.1%
Leon’s Furniture Ltd.	44,000	441,746
RONA, Inc. *	7,200	106,363

		548,109

Software & Services 0.2%
CGI Group, Inc., Class A *	45,600	620,877
MacDonald, Dettwiler & Associates Ltd. *	1,200	48,879
Open Text Corp. *	4,500	183,769

		853,525

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.3%
Celestica, Inc. *	120,600	1,148,516

Utilities 0.3%
ATCO Ltd., Class I	14,526	641,263
Just Energy Income Fund	23,010	317,258

		958,521

		31,172,674

Cayman Islands 0.0%

Materials 0.0%
Xingda International Holdings Ltd.	51,000	23,744

China 0.4%

Consumer Durables & Apparel 0.2%
Weiqiao Textile Co., Ltd., Class H	927,000	630,257

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Shineway Pharmaceutical Group Ltd.	18,000	33,601

Technology Hardware & Equipment 0.0%
Great Wall Technology Co., Ltd., Class H	6,000	2,215

Transportation 0.2%
Sichuan Expressway Co., Ltd., Class H	1,694,667	893,171

		1,559,244

Denmark 1.3%

Banks 0.9%
Ostjydsk Bank A/S *	658	55,187
Sydbank A/S *	131,216	3,341,611

		3,396,798

Capital Goods 0.1%
Schouw & Co., A/S	22,004	400,676

Food, Beverage & Tobacco 0.3%
East Asiatic Co., Ltd. A/S	36,842	1,285,398

		5,082,872

Finland 1.9%

Capital Goods 0.0%
Lemminkainen Oyj	1,855	63,972

Food, Beverage & Tobacco 0.2%
HKScan Oyj, A Shares	52,850	595,367

Materials 0.6%
Huhtamaki Oyj	164,169	2,275,970
Kemira Oyj	6,862	102,154

		2,378,124

Real Estate 0.1%
Citycon Oyj	124,711	522,109

Semiconductors & Semiconductor Equipment 0.1%
Okmetic Oyj	52,156	237,680

Software & Services 0.9%
Tieto Oyj	169,200	3,515,591

		7,312,843

France 7.8%

Automobiles & Components 0.5%
Montupet *	5,831	25,966
Valeo S.A. *	57,126	1,999,405

		2,025,371

Capital Goods 0.3%
Faiveley S.A.	11,736	934,131
Ginger (Groupe Ingenierie Europe)	8,834	167,831
Lisi	2,915	142,196
Securidev S.A.	356	10,073

		1,254,231

Commercial & Professional Supplies 0.1%
GL Events S.A.	13,433	330,038

Consumer Durables & Apparel 0.7%
Nexity	56,316	2,046,558
SEB S.A.	10,789	612,045

		2,658,603

Consumer Services 0.2%
Pierre & Vacances	3,129	240,493
Sodexo	5,948	338,441

		578,934

Energy 0.6%
Technip S.A.	32,600	2,293,626

Materials 0.0%
Oeneo *	10,195	16,711

Media 2.8%
Havas S.A.	160,000	639,559
Lagardere S.C.A.	115,800	4,688,228
Publicis Groupe	125,600	5,106,914
Spir Communication *	2,944	72,681

		10,507,382

Software & Services 2.2%
Altran Technologies S.A. *	100,575	530,045
Cap Gemini S.A.	100,000	4,562,018
Cegid Group	1,598	35,704
ESI Group *	9,000	130,928
GFI Informatique	55,536	222,607
Groupe Steria S.C.A.	86,239	2,649,493
Sopra Group	2,789	197,932

		8,328,727

Technology Hardware & Equipment 0.1%
GEA	1,859	86,477
HF Co.	11,710	249,745

		336,222

Telecommunication Services 0.0%
Afone *	923	8,741

Transportation 0.3%
Air France-KLM *	60,278	945,960

		29,284,546

Germany 5.0%

Automobiles & Components 0.1%
Bertrandt AG	5,945	187,146

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.1%
Aareal Bank AG *	23,492	441,149

Capital Goods 1.7%
Bilfinger Berger AG	36,334	2,782,635
Gildemeister AG	144,468	2,330,067
MTU Aero Engines Holding AG	22,310	1,214,212
Muehlbauer Holding AG & Co.	5,460	134,188
Westag & Getalit AG	2,631	60,309

		6,521,411

Commercial & Professional Supplies 0.3%
Amadeus Fire AG	21,013	487,694
CeWe Color Holding AG	15,225	502,416

		990,110

Food, Beverage & Tobacco 1.0%
Frosta AG	4,880	119,939
Sektkellerei Schloss Wachenheim AG *	21,039	194,535
Suedzucker Ag	169,200	3,525,370

		3,839,844

Health Care Equipment & Services 0.5%
Fresenius SE	32,365	2,018,955

Insurance 0.4%
Generali Deutschland Holding AG	87	9,162
Hannover Rueckversicherung AG - Reg’d *	33,002	1,541,865

		1,551,027

Media 0.1%
Advanced Inflight Allianz AG	92,000	325,840

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Analytik Jena AG *	23,000	303,998

Software & Services 0.2%
Bechtle AG	15,839	424,344
REALTECH AG	10,055	108,252
syzygy AG	43,243	216,968

		749,564

Technology Hardware & Equipment 0.4%
ADVA AG Optical Networking *	246,241	893,087
Euromicron AG	25,932	578,924
Funkwerk AG *	9,950	74,890

		1,546,901

Transportation 0.1%
D. Logistics AG	159,124	271,454
Sixt AG	1,869	58,798

		330,252

		18,806,197

Greece 0.0%

Banks 0.0%
Bank of Greece	86	5,681

Hong Kong 2.3%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	160,000	87,327

Banks 0.1%
Dah Sing Financial Group *	30,400	167,513

Capital Goods 0.0%
Miramar Hotel & Investment Co., Ltd.	60,000	64,674

Consumer Durables & Apparel 0.2%
Stella International Holdings Ltd.	14,000	25,331
Texwinca Holdings Ltd.	824,000	765,864
Victory City International Holdings Ltd. *	604,000	121,441

		912,636

Consumer Services 0.1%
Mandarin Oriental International Ltd.	111,000	165,090
Star Cruises Ltd. *	201,000	49,791

		214,881

Diversified Financials 0.1%
Allied Group Ltd.	49,291	130,325
Allied Properties (H.K.) Ltd. *	1,308,000	241,309
Polytec Asset Holdings Ltd.	600,000	132,394
Sun Hung Kai & Co., Ltd.	15,000	11,340

		515,368

Food, Beverage & Tobacco 0.1%
Pacific Andes Resources Development Ltd. *	1,117,000	225,325

Insurance 0.0%
Asia Financial Holdings Ltd.	436,000	154,029

Real Estate 0.9%
Champion Real Estate Investment Trust	742,000	314,283
Far East Consortium International Ltd.	58,000	20,778
Great Eagle Holdings Ltd.	298,000	772,716
HKR International Ltd.	878,400	371,254
Hon Kwok Land Investment Co., Ltd.	348,000	113,394
Kowloon Development Co., Ltd.	387,000	448,042
New World China Land Ltd.	213,600	80,727
Pacific Century Premium Developments Ltd. *	1,462,000	396,013
Sinolink Worldwide Holdings Ltd.	2,136,000	404,940
Wheelock Properties Ltd.	740,000	481,970

		3,404,117

Retailing 0.2%
Aeon Stores (Hong Kong) Co., Ltd.	4,000	6,604
Chow Sang Sang Holdings International Ltd.	164,000	196,330
Dickson Concepts (International) Ltd.	301,000	164,469
Integrated Distribution Services Group Ltd.	4,000	5,796
Tan Chong International Ltd.	983,000	177,496
Wing On Co. International Ltd.	214,500	299,040

		849,735

Semiconductors & Semiconductor Equipment 0.0%
Varitronix International Ltd.	37,000	11,531

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	119,000	158,421
Truly International Holdings Ltd.	252,000	230,846
VTech Holdings Ltd.	3,000	28,614

		417,881

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Asia Satellite Telecommunications Holdings Ltd.	149,000	211,391
Citic 1616 Holdings Ltd.	84,000	28,315
SmarTone Telecommunications Holdings Ltd.	328,000	270,198

		509,904

Transportation 0.3%
Road King Infrastructure Ltd.	348,000	269,306
Transport International Holdings Ltd.	279,600	792,660

		1,061,966

Utilities 0.1%
Towngas China Co., Ltd.	775,000	310,973

		8,907,860

Ireland 1.7%

Capital Goods 1.0%
DCC plc	134,320	3,754,349

Consumer Durables & Apparel 0.0%
Abbey plc *	8,941	62,656

Food, Beverage & Tobacco 0.4%
C&C Group plc	323,405	1,393,824

Materials 0.3%
Smurfit Kappa Group plc *	123,766	1,094,911

		6,305,740

Italy 3.5%

Automobiles & Components 0.1%
Immsi S.p.A. *	203,508	243,860

Banks 0.7%
Banca Piccolo Credito Valtellinese Scarl	343,485	2,761,082

Capital Goods 1.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C.	121,268	3,012,338
Irce S.p.A.	12,310	26,837
Permasteelisa S.p.A. *	29,910	555,559

		3,594,734

Consumer Durables & Apparel 0.6%
Benetton Group S.p.A.	272,984	2,439,161

Consumer Services 0.1%
Autogrill S.p.A. *	17,201	216,814

Health Care Equipment & Services 0.1%
El.En. S.p.A.	15,350	262,150

Insurance 0.4%
Milano Assicurazioni S.p.A.	417,818	1,221,986
Unipol Gruppo Finanziario S.p.A. *	288,667	394,855

		1,616,841

Materials 0.3%
Cementir Holding S.p.A.	209,188	1,005,850

Real Estate 0.0%
Immobiliare Grande Distribuzione	57,664	128,954

Software & Services 0.1%
Buongiorno S.p.A. *	271,816	450,866

Transportation 0.1%
Autostrada Torino-Milano S.p.A.	4,731	69,928
Societa Iniziative Autostradali e Servizi S.p.A.	35,869	335,091

		405,019

		13,125,331

Japan 19.1%

Automobiles & Components 1.1%
Aichi Machine Industry Co., Ltd.	22,000	90,109
Fuji Oozx, Inc.	1,000	2,594
Fujikura Rubber Ltd.	500	1,753
HI-LEX Corp.	64,700	597,296
Kikuchi Co., Ltd.	2,900	41,463
Mazda Motor Corp. *	353,000	811,698
Murakami Corp.	2,000	14,731
Nihon Plast Co., Ltd.	12,000	36,814
Nippon Seiki Co., Ltd.	48,000	549,502
Nishikawa Rubber Co., Ltd.	3,000	22,753
Nissan Shatai Co., Ltd.	86,000	768,490
Nittan Valve Co., Ltd.	8,300	23,712
Piolax, Inc.	6,100	104,290
SNT Corp.	12,200	29,736
SOFT99 Corp.	29,400	159,520
Suncall Corp.	48,000	192,652
Takata Corp.	6,900	161,082
TBK Co., Ltd. *	3,000	5,365
Tigers Polymer Corp.	8,500	28,377
Topre Corp.	26,000	231,727
Univance Corp. *	9,600	20,292
Yachiyo Industry Co., Ltd.	100	746
Yorozu Corp.	11,000	147,858

		4,042,560

Banks 1.2%
The Aichi Bank Ltd.	16,100	1,165,582
The Bank of Nagoya Ltd.	81,000	292,506
The Chiba Kogyo Bank Ltd. *	49,900	377,217
The Eighteenth Bank Ltd.	254,000	754,392
The Higashi-Nippon Bank Ltd.	367,000	705,468
The Hyakugo Bank Ltd.	17,000	75,197
The Mie Bank Ltd.	81,000	219,023
The San-in Godo Bank Ltd.	115,000	895,887
The Taiko Bank Ltd.	60,000	133,732

		4,619,004

Capital Goods 3.7%
Aichi Electric Co., Ltd.	3,000	6,426
Aida Engineering Ltd.	134,600	393,564
Amano Corp.	5,400	46,345
C-Cube Corp.	52,600	139,873
Chodai Co., Ltd.	17,000	47,437
Chudenko Corp.	71,500	901,893
CTI Engineering Co., Ltd.	22,900	114,259
Daiichi Kensetu Corp.	2,900	19,935
Daimei Telecom Engineering Corp.	78,000	593,102
Denkyosha Co., Ltd.	20,000	83,061
Fuji Machine Mfg. Co., Ltd.	56,300	699,932
Fujikura Ltd.	85,000	442,735
Fujitec Co., Ltd.	127,000	688,454
Fukushima Industries Corp.	14,200	122,003

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Furusato Industries Ltd.	26,500	150,682
Futaba Corp.	25,200	445,682
Hitachi Metals Techno Ltd.	500	1,969
IHI Transport Machinery Co., Ltd.	42,000	185,147
Inaba Denki Sangyo Co., Ltd.	4,100	93,907
Inabata & Co., Ltd.	18,900	67,153
Japan Pulp & Paper Co., Ltd.	131,000	470,077
JFE Shoji Holdings, Inc.	1,000	3,585
Kamei Corp.	66,000	311,854
Kanaden Corp.	69,000	364,136
Koatsu Kogyo Co., Ltd.	15,000	26,574
Kowa Spinning Co., Ltd.	4,000	26,913
Maeda Corp.	75,000	204,799
Marufuji Sheet Piling Co., Ltd.	29,000	47,156
Max Co., Ltd.	1,000	9,999
Minebea Co., Ltd.	49,000	265,898
Mitani Corp.	28,100	163,559
Mitsui Engineering & Shipbuilding Co., Ltd.	249,000	599,701
NEC Networks & System Integration Corp.	56,300	680,039
Nihon Decoluxe Co., Ltd.	4,000	22,333
Nippo Corp.	67,000	478,596
Nishio Rent All Co., Ltd.	3,700	24,722
Nissei Plastic Industrial Co., Ltd. *	30,400	71,224
Nitto Kogyo Corp.	53,300	527,697
Noritz Corp.	48,800	637,263
Ohmoto Gumi Co., Ltd.	34,000	101,851
Oki Wintech Co., Ltd.	20,000	110,136
Onoken Co., Ltd.	37,700	261,148
Sansei Yusoki Co., Ltd.	31,000	130,477
Sanso Electric Co., Ltd. *	18,000	44,395
Sanyo Engineering & Construction, Inc.	12,000	35,183
Seibu Electric Industry Co., Ltd.	40,000	151,281
Senshu Electric Co., Ltd.	19,100	170,338
ShinMaywa Industries Ltd.	218,000	666,762
Sintokogio Ltd.	44,400	316,191
Solcom Co., Ltd.	1,000	2,562
Sugimoto & Co., Ltd.	2,600	21,975
Sumikin Bussan Corp.	37,000	70,839
Tadano Ltd.	48,000	199,717
Taisei Oncho Co., Ltd.	26,000	92,283
Totech Corp.	27,000	79,106
Trinity Industrial Corp.	1,000	3,382
Tsurumi Manufacturing Co., Ltd.	11,000	82,313
Tsuzuki Denki Co., Ltd.	2,000	6,452
Uehara Sei Shoji Co., Ltd.	40,000	143,002
Wakita & Co., Ltd.	56,000	226,769
Yamabiko Corp.	20,000	202,092
Yondenko Corp.	58,000	305,035
Yurtec Corp.	64,000	341,457

		13,944,430

Commercial & Professional Supplies 0.2%
FujiStaff Holdings, Inc.	48	5,221
Kawanishi Warehouse Co., Ltd.	7,000	47,501
Kimura Unity Co., Ltd.	700	5,421
Sohgo Security Services Co., Ltd.	13,000	145,731
Toppan Forms Co., Ltd.	36,400	379,606
Wesco, Inc.	31,400	48,405

		631,885

Consumer Durables & Apparel 1.8%
Casio Computer Co., Ltd.	1,300	10,407
Charle Co., Ltd.	4,900	16,247
Cleanup Corp.	15,400	112,567
Corona Corp.	26,500	352,237
Fuji Corp.	4,000	38,868
Fujishoji Co., Ltd.	26	29,291
Fujix Ltd.	11,000	33,070
Funai Electric Co., Ltd.	6,400	321,420
Heiwa Corp.	35,500	362,985
Ichikawa Co., Ltd.	52,000	92,190
Kurabo Industries Ltd.	483,000	736,020
Maruzen Co., Ltd.	6,000	29,045
NAMCO BANDAI Holdings, Inc.	94,800	905,624
Onward Holdings Co., Ltd.	128,000	791,958
Pioneer Corp. *	51,500	159,712
Roland Corp.	54,900	491,125
Sanei-International Co., Ltd.	34,600	320,457
SRI Sports Ltd.	459	434,400
Tachikawa Corp.	38,300	182,275
Tokyo Style Co., Ltd.	150,000	1,112,214
Yamato International, Inc.	9,300	32,837
Zojirushi Corp.	44,000	82,665

		6,647,614

Consumer Services 0.3%
Daisyo Corp.	1,500	19,969
Eikoh, Inc.	10,700	42,279
Hurxley Corp.	3,000	21,371
Ichishin Co., Ltd.	17,000	43,665
Nippon Game Card Corp.	113	124,173
Nissin Healthcare Food Service Co., Ltd.	25,500	316,016
Plenus Co., Ltd.	19,400	263,303
Shidax Corp.	74,300	280,432
Shingakukai Co., Ltd.	36,900	119,994
Yoshinoya Holdings Co., Ltd.	58	62,349

		1,293,551

Diversified Financials 0.0%
Daiko Clearing Services Corp.	41,000	166,012

Energy 0.2%
Itohchu Enex Co., Ltd.	2,300	9,473
Kanto Natural Gas Development Co., Ltd.	72,000	374,889
San-Ai Oil Co., Ltd.	12,000	46,542
Sinanen Co., Ltd.	63,000	262,123

		693,027

Food & Staples Retailing 1.4%
Allied Hearts Holdings Co., Ltd.	10,000	21,488
Cawachi Ltd.	43,700	783,591
Circle K Sunkus Co., Ltd.	62,400	769,749
Create S.D. Co., Ltd.	18,400	351,202
Heiwado Co., Ltd.	65,900	760,946
Itochu-Shokuhin Co., Ltd.	13,600	455,371
Izumiya Co., Ltd.	21,000	90,112
Kasumi Co., Ltd.	19,200	94,067
Kato Sangyo Co., Ltd.	10,200	186,686
Kirindo Co., Ltd.	7,300	31,180
Marukyo Corp.	8,000	40,655
Matsumotokiyoshi Holdings Co., Ltd.	7,700	169,508
Maxvalu Nishinihon Co., Ltd.	5,700	79,990

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Maxvalu Tokai Co., Ltd.	6,100	69,257
Ministop Co., Ltd.	50,000	606,072
Okuwa Co., Ltd	6,000	57,385
Satoh & Co., Ltd.	100	833
Unimat Life Corp.	100	953
Universe Co., Ltd.	2,500	32,460
Uny Co., Ltd.	27,000	190,403
Valor Co., Ltd.	84,800	656,890

		5,448,798

Food, Beverage & Tobacco 1.0%
Coca-Cola Central Japan Co., Ltd.	57,800	721,177
DyDo Drinco, Inc.	400	12,394
Fuji Foods, Inc.	6,000	25,030
House Food Corp.	600	8,536
Marudai Food Co., Ltd.	3,000	8,989
Mercian Corp.	116,000	243,755
Mikuni Coca-Cola Bottling Co., Ltd.	96,100	749,478
Morinaga Milk Industry Co., Ltd.	248,000	980,544
Nichiwa Sangyo Co., Ltd.	34,000	71,187
Nippon Beet Sugar Manufacturing Co., Ltd.	136,000	352,305
Nissin Sugar Manufacturing Co., Ltd.	89,000	192,659
Oriental Yeast Co., Ltd.	12,000	60,772
Sonton Food Industry Co., Ltd.	30,000	201,544
Yonekyu Corp.	9,000	76,690

		3,705,060

Health Care Equipment & Services 0.5%
BML, Inc.	33,600	917,145
Fukuda Denshi Co., Ltd.	12,700	310,024
Hitachi Medical Corp.	77,000	642,947
Kawasumi Laboratories, Inc.	4,000	23,740
N.I.C. Corp.	32,500	142,829
Nakanishi, Inc.	300	23,959
Tokiwa Yakuhin Co., Ltd.	12,000	33,392

		2,094,036

Household & Personal Products 0.2%
Aderans Holdings Co., Ltd.	51,300	604,442
Kose Corp.	3,000	60,656

		665,098

Materials 1.6%
Asahi Industries Co., Ltd.	127	254,271
Chubu Steel Plate Co., Ltd.	68,000	362,085
Chuetsu Pulp & Paper Co., Ltd.	160,000	273,754
ITEC Corp.	600	4,416
Japan Pmc	300	804
Koei Chemical Co., Ltd.	1,000	2,278
Kyoei Steel Ltd.	40,700	750,088
Mitani Sekisan Co., Ltd.	200	848
Nichia Steel Works Ltd.	72,000	198,382
Nihon Kagaku Sangyo Co., Ltd.	20,000	130,198
Nippon Shokubai Co., Ltd.	3,000	25,789
Nitto FC Co., Ltd.	6,000	30,026
Osaka Steel Co., Ltd.	41,400	695,805
Sakai Chemical Industry Co., Ltd.	50,000	226,911
SK Kaken Co., Ltd.	2,000	58,649
Teijin Ltd.	120,000	387,705
Tenma Corp.	53,200	599,461
Tokyo Steel Manufacturing Co., Ltd.	73,100	822,935
Tokyo Tekko Co., Ltd.	50,000	145,353
Toyo Ink Mfg. Co., Ltd.	107,000	411,982
Toyo Kohan Co., Ltd.	114,000	595,001
Toyo Seikan Kaisha Ltd.	2,300	35,038
Yamato Kogyo Co., Ltd.	4,600	150,398
Yodogawa Steel Works Ltd.	10,000	40,734

		6,202,911

Media 0.7%
Chubu-Nippon Broadcasting Co., Ltd.	800	3,969
Daiichikosho Co., Ltd.	102,400	1,155,728
RKB Mainichi Broadcasting Corp.	24,000	177,807
Toei Co., Ltd.	63,000	335,743
Tohokushinsha Film Corp.	21,200	108,691
TV Asahi Corp.	484	689,918

		2,471,856

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Kaken Pharmaceutical Co., Ltd.	27,000	229,405
Nippon Shinyaku Co., Ltd.	88,000	983,976
Torii Pharmaceutical Co., Ltd.	51,000	966,990

		2,180,371

Real Estate 0.2%
Sankyo Frontier Co., Ltd.	46,000	98,962
Tokyu Land Corp.	168,000	624,062

		723,024

Retailing 1.5%
Alpen Co., Ltd.	9,500	141,321
AOKl Holdings, Inc.	77,100	767,174
Aoyama Trading Co., Ltd.	65,000	829,682
AT-Group Co., Ltd.	20,000	166,898
Belluna Co., Ltd.	99,550	402,932
Best Denki Co., Ltd.	4,000	13,934
DCM Holdings Co., Ltd.	300	1,745
EDION Corp.	1,400	15,126
Felissimo Corp.	100	1,351
Haruyama Trading Co., Ltd.	21,800	84,619
Hikari Furniture Co., Ltd.	1,000	4,429
Hikari Tsushin, Inc.	26,900	490,073
J. Front Retailing Co., Ltd.	1,000	4,416
King Co., Ltd.	42,200	105,618
Kitamura Co., Ltd.	2,100	9,157
Kohnan Shoji Co., Ltd.	40,600	436,787
Ku Holdings Co., Ltd.	33,400	110,486
Mac House Co., Ltd.	8,900	47,090
Marui Group Co., Ltd.	63,700	392,224
NAFCO Co., Ltd.	40,100	638,878
Nagahori Corp.	31,000	56,917
Sazaby League Ltd.	38,700	457,164
Senshukai Co., Ltd.	50,900	258,776
Tokyo Derica Co., Ltd.	24,500	77,870
Warehouse Co., Ltd.	17,200	73,493
Yagi & Co., Ltd.	100	1,106

		5,589,266

Semiconductors & Semiconductor Equipment 0.0%
Mimasu Semiconductor Industry Co., Ltd.	1,100	13,217
UKC Holdings Corp. *	100	1,310

		14,527

Software & Services 1.1%
Atlus Co., Ltd. *	6,500	25,368

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Computer Engineering & Consulting Ltd.	27,400	142,453
eAccess Ltd.	826	485,487
Fujitsu Broad Solution & Consulting, Inc.	1,400	10,849
Information Services International-Dentsu Ltd.	16,600	97,474
ITOCHU Techno-Solutions Corp.	33,000	886,164
Japan Process Development Co., Ltd.	5,200	45,279
NEC Fielding Ltd.	76,200	1,030,450
Net One Systems Co., Ltd.	616	693,726
Nifty Corp.	223	144,881
Sumisho Computer Systems Corp.	33,200	454,709

		4,016,840

Technology Hardware & Equipment 1.3%
Brother Industries Ltd.	3,700	42,552
Daishinku Corp.	79,000	296,487
Eizo Nanao Corp.	400	9,564
Furuno Electric Co., Ltd.	62,400	292,973
Hagiwara Electric Co., Ltd.	13,200	83,375
Hakuto Co., Ltd.	39,700	346,129
Hosiden Corp.	71,900	769,931
I-O Data Device, Inc.	2,900	11,567
Innotech Corp.	3,000	12,941
Japan Aviation Electronics Industry Ltd.	6,000	40,338
Japan Digital Laboratory Co., Ltd.	25,200	282,818
Katsuragawa Electric Co., Ltd.	3,000	7,280
Kitagawa Industries Co., Ltd.	9,700	113,054
NEC Mobiling Ltd.	1,400	34,343
Nippon Antenna Co., Ltd.	3,200	18,608
Riso Kagaku Corp.	51,500	412,178
Ryoden Trading Co., Ltd.	18,000	88,631
Ryoyo Electro Corp.	64,400	511,468
Satori Electric Co., Ltd.	300	1,785
Seiko Epson Corp.	39,900	644,799
Shinko Shoji Co., Ltd.	15,400	122,302
Sumida Corp.	1,300	9,868
Sun-Wa Technos Corp.	1,300	5,627
Toshiba Tec Corp. *	203,000	769,429
Tsuzuki Densan Co., Ltd.	18,800	48,141

		4,976,188

Telecommunication Services 0.0%
Okinawa Cellular Telephone Co.	66	110,747

Transportation 0.4%
Isewan Terminal Service Co., Ltd.	51,000	189,572
Meiko Trans Co., Ltd.	25,000	176,725
Nippon Konpo Unyu Soko Co., Ltd.	94,000	1,005,162
Seino Holdings Co., Ltd.	25,000	158,687
Tokyo Kisen Co., Ltd.	1,000	4,391

		1,534,537

Utilities 0.1%
Hokuriku Gas Co., Ltd.	5,000	12,671
Keiyo Gas Co., Ltd.	49,000	216,253
Otaki Gas Co., Ltd.	13,000	63,943

		292,867

		72,064,209

Luxembourg 1.3%

Telecommunication Services 0.7%
COLT Telecom Group S.A. *	1,149,000	2,439,779

Transportation 0.6%
Stolt-Nielsen S.A.	175,283	2,414,354

		4,854,133

Malaysia 0.0%

Real Estate 0.0%
Rekapacific Berhad (a)(b)*	24,000	—

Netherlands 2.0%

Capital Goods 0.2%
Ballast Nedam N.V. CVA	15,484	336,827
Imtech N.V.	7,725	208,165

		544,992

Commercial & Professional Supplies 0.3%
Teleplan International N.V. *	99,301	338,843
USG People N.V. *	43,856	793,252

		1,132,095

Consumer Durables & Apparel 0.0%
Accell Group N.V.	3,624	151,026

Food, Beverage & Tobacco 0.4%
CSM	53,400	1,402,639

Health Care Equipment & Services 0.0%
Mediq N.V.	5,083	94,005

Materials 1.1%
James Hardie Industries N.V. CDI *	15,900	120,940
Koninklijke DSM N.V.	81,600	4,009,291

		4,130,231

Media 0.0%
DOCdata N.V.	9,279	113,272

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Fornix Biosciences N.V.	14,744	153,930

Retailing 0.0%
Macintosh Retail Group N.V.	723	14,759

		7,736,949

New Zealand 0.2%

Transportation 0.2%
Air New Zealand Ltd.	738,200	647,864

Norway 0.0%

Software & Services 0.0%
EDB Business Partner A.S.A. *	4,621	18,966

Portugal 0.8%

Banks 0.4%
Banif, SGPS, S.A. - Reg’d	810,000	1,447,461

Capital Goods 0.0%
Teixeira Duarte-Engenharia e Construcoes S.A. *	3,130	4,678

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.0%
Ibersol - SGPS, S.A.	5,875	77,548

Materials 0.0%
Corticeira Amorim, S.A. *	3,256	4,390

Software & Services 0.1%
Novabase, SGPS, S.A. *	52,394	333,037

Telecommunication Services 0.3%
Sonaecom, SGPS, S.A. *	477,898	1,318,206

		3,185,320

Republic of Korea 4.1%

Automobiles & Components 0.2%
Dong Ah Tire & Rubber Co., Ltd.	22,280	158,043
Dongyang Mechatronics Corp.	8,040	30,234
Halla Climate Control Corp.	36,060	416,249
Hanil E-Wha Co., Ltd.	17,450	76,459
Pyeong Hwa Automotive Co., Ltd.	7,270	49,392
Sejong Industrial Co., Ltd.	25,180	141,065
SL Corp.	10,920	57,136

		928,578

Banks 0.0%
Jinheung Mutual Savings Bank Co., Ltd.	38,880	145,933

Capital Goods 0.4%
CJ Corp.	770	41,447
Daesang Holdings Co., Ltd.	32,890	95,310
Dongbu Corp.	19,030	137,955
Doosan Corp.	5,920	483,799
Doosan Engineering & Construction Co., Ltd.	28,900	185,490
Hanjin Heavy Industries & Construction Co., Ltd.	11,760	228,616
Hanshin Construction Co., Ltd.	5,130	82,402
JS Cable Co., Ltd.	700	10,730
KCC Engineering & Construction Co., Ltd.	5,303	181,449
Kyeryong Construction Industrial Co., Ltd.	8,800	162,949
Ssangyong Engineering & Construction Co., Ltd. *	11,446	85,444

		1,695,591

Consumer Durables & Apparel 0.3%
Kolon Industries, Inc. (a)	3,890	143,100
LG Fashion Corp.	2,040	55,381
Sam Kwang Glass Ind. Co., Ltd.	1,610	61,045
Youngone Corp. *	50,072	501,866
Youngone Holdings Co., Ltd.	12,518	375,686

		1,137,078

Diversified Financials 0.7%
Daishin Securities Co.	60,560	813,648
Hanwha Securities Co., Ltd.	59,670	463,334
Hanyang Securities Co., Ltd.	7,000	63,954
Hyundai Securities Co., Ltd.	310	3,925
NH Investment & Securities Co., Ltd.	13,530	129,472
Shinyoung Securities Co., Ltd.	12,833	399,570
Tong Yang Securities, Inc.	60,000	614,319
Woori Financial Co., Ltd.	880	7,433
Woori Investment & Securities Co., Ltd.	7,270	103,570
Yuhwa Securities Co., Ltd.	10,300	125,664

		2,724,889

Energy 0.2%
GS Holdings	12,910	374,023
SK Gas Co., Ltd.	4,969	217,911

		591,934

Food, Beverage & Tobacco 0.2%
Dongwon F&B Co., Ltd.	2,850	109,687
Muhak Co., Ltd.	30	119
Namyang Dairy Products Co., Ltd.	805	382,979
Ottogi Corp.	1,223	159,561

		652,346

Household & Personal Products 0.1%
Pacific Corp.	4,183	567,564

Insurance 0.0%
Korean Reinsurance Co.	4,110	34,711

Materials 1.2%
Hanwha Chemical Corp.	90,970	1,050,374
KISCO Corp.	5,100	193,546
KISWIRE Ltd.	6,440	216,238
Korea Zinc Co., Ltd.	5,740	1,002,371
KP Chemical Corp. *	45,700	300,424
KPX Fine Chemical Co., Ltd.	550	28,331
KPX Holdings Corp.	3,710	193,414
SeAH Holdings Corp.	1,708	87,772
SeAH Steel Corp.	2,890	89,903
SK Chemicals Co., Ltd.	18,170	1,038,842
Young Poong Corp.	794	386,789

		4,588,004

Media 0.1%
Cheil Worldwide, Inc.	887	240,215
Daekyo Co., Ltd.	28,120	142,751

		382,966

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Boryung Pharmaceutical Co., Ltd.	2,984	103,972
Daewoong Co., Ltd.	5,620	109,354
Green Cross Holdings Corp.	126	9,549
Jeil Pharmaceutical Co.	13,280	108,508

		331,383

Retailing 0.2%
CJ O Shopping Co., Ltd.	2,880	190,923
Daegu Department Store Co., Ltd.	10,350	105,634
GS Home Shopping, Inc.	3,840	282,558

		579,115

Technology Hardware & Equipment 0.1%
Daou Data Corp.	34,160	94,525
People & Telecommunication	12,895	103,393

		197,918

Telecommunication Services 0.2%
LG Dacom Corp. (a)	38,930	608,191

Transportation 0.0%
Sebang Co., Ltd.	4,020	47,191

Utilities 0.1%
E1 Corp.	1,207	70,001

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KyungDong City Gas Co., Ltd.	90	3,755
Seoul City Gas Co., Ltd.	1,913	90,026
YESCO Co., Ltd.	6,770	145,307

		309,089

		15,522,481

Singapore 1.2%

Automobiles & Components 0.0%
Baker Technology Ltd.	103,000	23,710

Capital Goods 0.4%
Gallant Venture Ltd. *	166,000	36,887
Haw Par Corp., Ltd.	164,000	675,568
Hi-P International Ltd.	337,000	173,301
Hong Leong Asia Ltd.	139,000	285,008
Low Keng Huat (Singapore) Ltd.	606,000	144,188

		1,314,952

Consumer Durables & Apparel 0.0%
HTL International Holdings Ltd.	27,000	8,169

Diversified Financials 0.3%
Hong Leong Finance Ltd.	87,000	195,032
Kim Eng Holdings Ltd.	352,513	504,020
UOB-Kay Hian Holdings Ltd.	527,850	565,687

		1,264,739

Food, Beverage & Tobacco 0.1%
Cerebos Pacific Ltd.	27,000	81,756
People’s Food Holdings Ltd.	800,000	353,331

		435,087

Household & Personal Products 0.0%
GP Batteries International Ltd.	6,000	5,740

Real Estate 0.4%
Ho Bee Investment Ltd.	174,000	212,205
Mapletree Logistics Trust	445,000	247,566
Singapore Land Ltd.	9,000	42,008
Soilbuild Group Holdings Ltd.	228,000	148,964
Starhill Global REIT	57,000	21,206
UOL Group Ltd.	249,000	717,571
Wheelock Properties (S) Ltd.	31,000	43,768
Wing Tai Holdings Ltd.	8,000	10,338

		1,443,626

Retailing 0.0%
Metro Holdings Ltd.	306,000	170,986

Technology Hardware & Equipment 0.0%
ECS Holdings Ltd.	113,000	37,790
Elec & Eltek International Co., Ltd.	12,000	21,657

		59,447

		4,726,456

Spain 2.8%

Banks 0.2%
Banco de Sabadell S.A.	33,923	188,431
Banco Pastor S.A.	24,096	168,333
Bankinter S.A.	18,000	185,445

		542,209

Capital Goods 2.1%
Construcciones y Auxiliar de Ferrocarriles S.A.	7,414	3,998,114
Fomento de Construcciones y Contratas S.A.	93,300	3,956,141

		7,954,255

Insurance 0.3%
Grupo Catalana Occidente S.A.	46,788	1,052,793

Materials 0.2%
Miquel y Costas & Miquel S.A.	40,750	875,612

		10,424,869

Sweden 3.0%

Capital Goods 1.5%
NCC AB, B Shares	136,076	2,230,131
Saab AB, Class B	209,615	3,450,750
Trelleborg AB, B Shares *	1,967	14,613

		5,695,494

Materials 0.4%
Boliden AB	120,448	1,543,451

Media 0.3%
Eniro AB *	187,059	922,453

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Biotage AB	178,800	176,501

Real Estate 0.2%
Fabege AB	93,182	583,301
Klovern AB	58,867	188,061

		771,362

Retailing 0.0%
Bilia AB, A Shares *	15,750	153,165

Software & Services 0.2%
Addnode AB	34,730	115,391
Industrial & Financial Systems AB, B Shares	23,779	225,141
Know IT AB	34,319	275,961
ProAct IT Group AB	5,608	57,519

		674,012

Technology Hardware & Equipment 0.3%
Micronic Laser Systems AB *	294,000	584,858
Nolato AB, Class B	80,049	656,000

		1,240,858

		11,177,296

Switzerland 8.3%

Banks 1.0%
Banque Cantonale de Geneve	1,245	276,261
Banque Cantonale Vaudoise - Reg’d	8,384	3,320,360

		3,596,621

Capital Goods 0.2%
Bucher Industries AG - Reg’d	1,140	122,872
OC Oerlikon Corp. AG - Reg’d *	7,981	243,736
Swisslog Holding AG - Reg’d	643,677	542,012

		908,620

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.4%
AFG Arbonia-Forster Holding AG *	7,369	175,987
Forbo Holding AG - Reg’d *	4,073	1,326,040

		1,502,027

Consumer Services 1.0%
Kuoni Reisen Holding AG - Reg’d	11,100	3,743,859

Diversified Financials 0.1%
Compagnie Financiere Tradition S.A.	1,917	227,718

Insurance 3.6%
Baloise Holding AG - Reg’d	61,000	5,064,667
Helvetia Patria Holding AG - Reg’d	11,350	3,515,040
Swiss Life Holding AG - Reg’d *	40,100	5,102,185

		13,681,892

Materials 1.3%
Clariant AG - Reg’d *	383,000	4,529,018
CPH Chemie & Papier Holding AG - Reg’d	102	172,630
Swissmetal Holding AG *	623	5,896

		4,707,544

Real Estate 0.1%
Swiss Prime Site AG - Reg’d *	8,776	492,288
Zueblin Immobilien Holding AG - Reg’d *	7,300	28,550

		520,838

Retailing 0.2%
Bossard Holding AG	5,090	286,007
Charles Voegele Holding AG *	1,510	53,789
Valora Holding AG - Reg’d	2,184	539,604

		879,400

Technology Hardware & Equipment 0.4%
Ascom Holding AG - Reg’d *	164,877	1,551,685

		31,320,204

United Kingdom 15.7%

Capital Goods 2.2%
Carillion plc	44,998	219,721
Carr’s Milling Industries plc	27,358	185,325
Galliford Try plc	116,734	584,201
Hampson Industries plc	113,226	122,923
Morgan Sindall plc	204,602	1,983,974
Qinetiq Group plc	1,598,309	4,170,004
Senior plc	149,913	181,345
Travis Perkins plc *	17,274	236,570
WSP Group plc	151,692	675,632

		8,359,695

Commercial & Professional Supplies 0.0%
Hogg Robinson Group plc	212,677	99,629

Consumer Durables & Apparel 0.4%
Barratt Developments plc *	783,000	1,557,662

Consumer Services 2.5%
Enterprise Inns plc *	694,290	1,040,266
Millennium & Copthorne Hotels plc	582,000	3,469,599
Thomas Cook Group plc	1,308,764	4,834,811

		9,344,676

Diversified Financials 0.1%
Tullett Prebon plc	108,724	486,781

Food, Beverage & Tobacco 0.0%
Britvic plc	16,842	110,442

Household & Personal Products 0.1%
Fiberweb plc	127,194	129,004

Insurance 0.9%
Beazley plc	3,920	6,310
Hardy Underwriting Bermuda Ltd.	237,099	1,072,517
Novae Group plc	15,977	76,607
Old Mutual plc *	1,238,774	2,169,338

		3,324,772

Materials 1.7%
DS Smith plc	287,249	587,518
Ferrexpo plc	507,000	1,615,055
Hill & Smith Holdings plc	114,956	635,814
Mondi plc	569,263	3,054,114
Petropavlovsk plc *	37,855	620,545

		6,513,046

Media 0.8%
4imprint plc	68,000	137,712
Aegis Group plc	902,599	1,743,270
Chime Communications plc	229,025	802,556
Creston plc	288,000	365,589
Trinity Mirror plc *	35,316	84,996

		3,134,123

Retailing 2.4%
Debenhams plc *	1,258,574	1,574,991
Game Group plc	932,596	1,592,048
Home Retail Group plc	1,100,000	4,989,026
Inchcape plc *	1,655,947	789,535

		8,945,600

Software & Services 1.7%
Computacenter plc	486,681	1,960,004
Logica plc	2,500,000	4,574,023

		6,534,027

Technology Hardware & Equipment 0.1%
Oxford Instruments plc	58,450	192,121
Vislink plc	756,000	293,617

		485,738

Transportation 2.7%
Arriva plc	559,076	4,460,129
Braemar Shipping Services plc	64,440	441,035
Clarkson plc	14,765	175,835
FirstGroup plc	711,000	4,863,705

		9,940,704

Utilities 0.1%
Drax Group plc	18,841	125,610

		59,091,509

Total Common Stock (Cost $364,259,981)		375,005,856

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Preferred Stock 0.2% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGAA	15,300	656,050

Total Preferred Stock (Cost $879,500)		656,050

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $367,174,825 and the unrealized appreciation and depreciation were $50,175,093 and ($41,688,012), respectively, with a net unrealized appreciation of $8,487,081.

At 12/31/09, the values of certain foreign securities held by the fund aggregating $338,558,033 were adjusted from their closing market values following the guidelines adopted by the fund’s board of trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CDI —	CHESS Depositary Interest.
CVA —	Dutch Certificate.
Reg’d —	Registered
REIT —	Real Estate Investment Trust
TAN —	Tax anticipation note
USD —	Unified school district

		Amount of		Amount of
	Currency	Currency to be	Currency	Currency to be	Unrealized
Expiration	to be	Received	to be	Delivered	Gains
Date	Received	($)	Delivered	($)	($)

Forward Foreign Currency Contracts

01/04/2010	USD	137,687	CAD	144,000	310
01/05/2010	USD	1,931,197	JPY	179,862,000	32,791

Net unrealized gains on Forward Foreign Currency Contracts					33,101

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$127,647,713	$—	$127,647,713
Austria(a)	—	1,105,341	—	1,105,341
Consumer Durables & Apparel	13,898	—	—	13,898
Belgium(a)	—	9,338,423	—	9,338,423
Capital Goods	15,347	—	—	15,347
Canada(a)	31,172,674	—	—	31,172,674
Germany(a)	—	4,524,117	—	4,524,117
Capital Goods	60,309	6,461,102	—	6,521,411
Commercial & Professional Supplies	487,694	502,416	—	990,110
Food, Beverage & Tobacco	194,535	3,645,309	—	3,839,844
Pharmaceuticals, Biotechnology & Life Sciences	303,998	—	—	303,998
Software & Services	325,220	424,344	—	749,564
Technology Hardware & Equipment	893,087	653,814	—	1,546,901
Transportation	271,454	58,798	—	330,252
Hong Kong(a)	—	7,032,853	—	7,032,853
Diversified Financials	130,325	385,043	—	515,368
Retailing	184,101	665,634	—	849,735
Telecommunication Services	211,391	298,513	—	509,904
Japan(a)	—	33,482,474	—	33,482,474
Automobiles & Components	15,478	4,027,082	—	4,042,560
Capital Goods	182,766	13,761,664	—	13,944,430
Commercial & Professional Supplies	47,501	584,384	—	631,885
Consumer Durables & Apparel	71,938	6,575,676	—	6,647,614
Food, Beverage & Tobacco	161,214	3,543,846	—	3,705,060
Media	177,807	2,294,049	—	2,471,856
Retailing	61,346	5,527,920	—	5,589,266
Semiconductors & Semiconductor Equipment	1,310	13,217	—	14,527
Transportation	4,391	1,530,146	—	1,534,537
Republic of Korea(a)	—	7,969,298	—	7,969,298
Consumer Durables & Apparel	—	993,978	143,100	1,137,078
Food, Beverage & Tobacco	382,979	269,367	—	652,346
Household & Personal Products	567,564	—	—	567,564
Materials	216,238	4,371,766	—	4,588,004
Telecommunication Services	—	—	608,191	608,191
Switzerland(a)	—	26,612,660	—	26,612,660
Materials	5,896	4,701,648	—	4,707,544

 Laudus Rosenberg International Small Capitalization Fund

 Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

United Kingdom(a)	—	58,605,771	—	58,605,771
Technology Hardware & Equipment	192,121	293,617	—	485,738
Preferred Stock(a)	—	656,050	—	656,050

Total	$36,352,582	$338,558,033	$751,291	$375,661,906

Other Financial Instruments*
Forward Foreign Currency Contracts	33,101	—	—	33,101

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	March 31,	Discounts	Gain	Appreciation	Purchases	Transfers	December 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	2009

Common Stock
France	$98,649	$—	$(148,986)	$180,314	$(129,977)	$—	$—
Japan	38,541	—	—	8,960	—	(47,501)	—
Republic of Korea	—	—	1,424	165,960	248,864	335,043	751,291
Rights
Australia	2,258	—	—	(2,258)	—	—	—

	$139,448	$—	$(147,562)	$352,976	$118,887	$287,542	$751,291

*	Forward Foreign Currency contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are agreements directly between two parties. Also, forwards are not publicly traded. The Fund is subject to the risk of a principal’s failure, inability or refusal to perform with respect to such contracts.

REG46272DEC09

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings  as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Common Stock	130,904,692	163,101,259
2.5%	Other Investment Companies	4,119,574	4,124,106

100.0%	Total Investments	135,024,266	167,225,365
—%	Other Assets and Liabilities, Net		26,620

100.0%	Net Assets		167,251,985

	Number	Value
Security	of Shares	($)

Common Stock 97.5% of net assets

Capital Goods 3.9%
General Dynamics Corp.	25,200	1,717,884
Parker Hannifin Corp.	41,200	2,219,856
United Technologies Corp.	37,700	2,616,757

		6,554,497

Commercial & Professional Supplies 2.0%
Verisk Analytics, Inc., Class A *	109,200	3,306,576

Consumer Services 6.6%
DeVry, Inc.	46,600	2,643,618
International Game Technology	167,200	3,138,344
McDonald’s Corp.	84,600	5,282,424

		11,064,386

Diversified Financials 5.9%
BlackRock, Inc.	12,500	2,902,500
CME Group, Inc.	12,200	4,098,590
IntercontinentalExchange, Inc. *	15,500	1,740,650
MSCI, Inc., Class A *	36,800	1,170,240

		9,911,980

Energy 5.8%
EOG Resources, Inc.	20,000	1,946,000
Schlumberger Ltd.	18,700	1,217,183
Southwestern Energy Co. *	96,600	4,656,120
Suncor Energy, Inc.	52,300	1,846,713

		9,666,016

Food & Staples Retailing 1.3%
Wal-Mart Stores, Inc.	39,900	2,132,655

Food, Beverage & Tobacco 1.8%
Kellogg Co.	57,400	3,053,680

Health Care Equipment & Services 11.1%
Alcon, Inc.	36,500	5,998,775
Covidien plc	104,900	5,023,661
Express Scripts, Inc. *	45,400	3,924,830
Zimmer Holdings, Inc. *	60,600	3,582,066

		18,529,332

Household & Personal Products 1.8%
Colgate-Palmolive Co.	36,100	2,965,615

Materials 5.5%
Monsanto Co.	58,000	4,741,500
Praxair, Inc.	55,500	4,457,205

		9,198,705

Media 1.7%
Time Warner Cable, Inc.	69,400	2,872,466

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Allergan, Inc.	113,300	7,139,033
Talecris Biotherapeutics Holdings Corp. *	105,916	2,358,749

		9,497,782

Retailing 7.9%
Amazon.com, Inc. *	51,200	6,887,424
Priceline.com, Inc. *	13,700	2,993,450
The Sherwin-Williams Co.	54,300	3,347,595

		13,228,469

Software & Services 19.2%
Adobe Systems, Inc. *	82,000	3,015,960
Google, Inc., Class A *	14,600	9,051,708
MasterCard, Inc., Class A	27,500	7,039,450
Oracle Corp.	121,900	2,991,426
Red Hat, Inc. *	16,100	497,490
Salesforce.com, Inc. *	22,300	1,645,071
Visa, Inc., Class A	89,600	7,836,416

		32,077,521

Technology Hardware & Equipment 13.2%
Apple, Inc. *	45,700	9,636,302
Cisco Systems, Inc. *	244,900	5,862,906
QUALCOMM, Inc.	144,100	6,666,066

		22,165,274

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.0%
American Tower Corp., Class A *	39,500	1,706,795

Transportation 3.1%
Union Pacific Corp.	80,900	5,169,510

Total Common Stock (Cost $130,904,692)		163,101,259

Other Investment Companies 2.5% of net assets

iShares Russell 1000 Growth Index Fund	23,300	1,161,505
State Street Institutional Liquid Reserves Fund - Institutional Class	2,962,601	2,962,601

Total Other Investment Companies (Cost $4,119,574)		4,124,106

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $137,761,679 and the unrealized appreciation and depreciation were $29,504,184 and ($40,498), respectively, with a net unrealized appreciation of $29,463,686.

*	Non-income producing security.

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$163,101,259	$—	$—	$163,101,259
Other Investment Companies	4,124,106	—	—	4,124,106

Total	$167,225,365	$—	$—	$167,225,365

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG54593DEC09

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust
By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer

Date: February 25th, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer

Date: February 25th, 2010

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer

Date: February 25th, 2010